UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06526

The Boston Trust & Walden Funds
(Exact name of registrant as specified in charter)

One Beacon Street, Boston MA			02108
(Address of principal executive offices)			(Zip code)

3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-282-8782

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Reports to Stockholders.

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Semi-Annual Report September 30, 2016 (Unaudited)

Fiscal Year-End Change. Please see Note 7 in Notes to Financial Statements.

Table of Contents

Economic and Market Summary	3

Boston Trust Asset Management Fund
Investment Performance	4
Schedule of Portfolio Investments	10
Financial Statements	12
Financial Highlights	14

Boston Trust Equity Fund
Investment Performance	5
Schedule of Portfolio Investments	15
Financial Statements	16
Financial Highlights	18

Boston Trust Midcap Fund
Investment Performance	6
Schedule of Portfolio Investments	19
Financial Statements	20
Financial Highlights	22

Boston Trust SMID Cap Fund
Investment Performance	7
Schedule of Portfolio Investments	23
Financial Statements	24
Financial Highlights	26

Boston Trust Small Cap Fund
Investment Performance	8
Schedule of Portfolio Investments	27
Financial Statements	28
Financial Highlights	30

Environmental, Social and Governance Research and Action Update	31

Walden Asset Management Fund
Investment Performance	33
Schedule of Portfolio Investments	39
Financial Statements	41
Financial Highlights	43

Walden Equity Fund
Investment Performance	34
Schedule of Portfolio Investments	44
Financial Statements	45
Financial Highlights	47

Walden Midcap Fund
Investment Performance	35
Schedule of Portfolio Investments	48
Financial Statements	49
Financial Highlights	51

Walden SMID Cap Fund
Investment Performance	36
Schedule of Portfolio Investments	52
Financial Statements	53
Financial Highlights	55

Walden Small Cap Fund
Investment Performance	37
Schedule of Portfolio Investments	56
Financial Statements	57
Financial Highlights	59

Walden International Equity Fund
Investment Performance	38
Schedule of Portfolio Investments	60
Financial Statements	62
Financial Highlights	64

Notes to Financial Statements	65
Supplementary Information	72

Boston Trust Investment Management, Inc. (BTIM), a subsidiary of Boston Trust & Investment Management Company, serves as investment adviser (the Adviser) to the Boston Trust & Walden Funds and receives a fee for its services. Walden Asset Management (Walden), a division of Boston Trust & Investment Management Company, performs shareholder advocacy, proxy voting, screening services, and other environmental, social and governance initiatives for the Adviser and is paid a fee for these services by the Adviser.

Shares of the Funds are not deposits of, obligations of, or guaranteed by BTIM or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by BHIL Distributors, LLC. Member FINRA/SIPC.

The foregoing information and opinions are for general information only. Boston Trust & Walden Funds and BTIM do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice. Portfolio composition is as of September 30, 2016 and is subject to change without notice.

The Boston Trust & Walden Funds may invest in foreign securities, which may involve risk not typically associated with U.S. investments.

To reduce expenses, we may only mail one copy of the Fund’s shareholder updates, such as prospectus, annual report, semi-annual report, to those addresses shared by two or more accounts. If you are a direct shareholder and wish to receive individual copies of these documents, please call us at 800-282-8782;7050. If you are not a direct shareholder, please contact your financial institution to opt out of householding. We will begin sending you individual copies thirty days after receiving your request.

Photography credits: • Cover: Bruce Field • Pages 1, 5, 6, 34, 35, 37 and 38: Jim Gallagher • Pages 4, 7 and 36: Rebecca Monette • Pages 8 and 33: Janet C. Dygert

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Boston Trust and Walden Funds	Domenic Colasacco, CFA
Economic and Market Summary	Portfolio Manager and President
(Unaudited)	Boston Trust Investment Management, Inc.

All of the primary domestic equity indices increased in value over the six months ended September 30, 2016, with the S&P 500 Index registering a gain of 6.40%. Stock prices were also generally less volatile over the period, as the S&P 500 Index posted a positive total return in each of the past six calendar months. Global stock markets also recorded a gain over the full period, as the aggregate EAFE (Europe, Australasia and Far East) Index, a proxy for global developed markets, recouped the price drop recorded in late June after Britain voted to leave the European Union (“Brexit”).

It is always difficult to identify all of the reasons behind shorter-term movements in stock prices. We suspect, however, that over the spring and summer months investors were pleased by the relative lack of new adverse reports about prospects for the global economy. And with the exception of the Brexit vote that produced some short-term volatility, we also did not have any alarming geopolitical surprises. Further, there is little doubt that continued near-zero interest rates available in fixed income securities issued by secure borrowers throughout the globe once again helped lift overall stock prices, as has been the case for the past several years.

Boston Trust & Walden Funds participated in the rising stock market trend, and both asset management funds benefited from our decision to emphasize stocks rather than bonds. While equity returns across funds generally trailed benchmarks over the period, longer-term shareholders will recall that it is not unusual for such a pattern to manifest for a few calendar quarters or even a year or two. Over time our lower risk equity style has added value, though, with most of the advantage registered during economic recessions and other periods when investors reduce overall risk. We believe the future is likely to be similar.

The more important question is how to position investment portfolios in an environment that still does not offer any totally safe securities that generate much of a return. Specifically, longer-term interest rates have begun to rise slightly since early summer, but good quality bonds continue to yield only about 2% to 3%. With respect to stocks, our concern is that corporate profits and cash flow (the actual drivers of long-term stock prices) are up only marginally from a year ago. Hence, as pleasant as the recent rise in stock prices is to all of us, stock valuations are higher today than they were a year ago. Many voices in the financial media are touting so -called alternative investments, which include real estate, hedge funds and collectibles, among others. If we look past the headlines for each of these, however, we find that most lack liquidity and, as asset classes, generally have not performed especially well compared to traditional equity investments in recent years. Among the lackluster current investment options, we believe that a broadly diversified portfolio of well-selected stocks continues to offer the best prospects to generate a positive inflation-adjusted return over the next several years. The critical provision in this view is that we are correct that the global economy remains in a gradual growth trend, with low inflation and interest rates.

As noted above, except for the so-called Brexit vote, there have been few economic surprises of late. GDP(1) growth, both globally and here in the United States, remains in a modest growth trend, with low inflation and interest rates. The key domestic economic reports included an unemployment rate that remained below 5%, continued job gains at an annual rate of close to two million, and further evidence that wages have begun to rise, particularly at lower income levels. The latter, along with continued, comparatively low energy prices, supported gains in overall consumer spending and a modest increase in the savings rate, both of which bode well for further economic progress. With the notable exception of companies hurt by low energy prices, aggregate corporate profits have also remained in a positive, albeit modest, growth trend.

We have also noted in our recent commentary that stock market rates of return are likely to be much lower over the next five years than the roughly 16% average annual return the S&P 500 posted in the past five, even if the economic environment remains favorable. The reason reflects our belief that future stock price returns will more closely match gains in corporate revenues and profits, with minimal, if any, help from expanded valuations or further gains in corporate profit margins. Collectively, these latter two factors contributed more than one-half of the 16% stock market return of the past five years. In a slow GDP growth, low inflation global economic environment, corporate revenues and profits of large capitalization companies are unlikely to accelerate from the 4% to 5% rates of increase we have seen over the past five years or so. In such an environment, future annualized large cap equity returns, including dividends and contributions from share repurchases, compute to the mid-to-high single digits, provided valuations do not decline; select smaller capitalization companies may have more headroom to grow, but their valuations, in aggregate, reflect that potential as well. In regard to our asset allocation funds, even mid- single digit returns are far higher than current bond yields, though, and in our view this prospect justifies keeping the Funds’ equity allocations near the upper-end of the 40% to 80% policy range.

With respect to individual stocks, as always we continue to emphasize investment in companies with higher quality financial characteristics and below average business model risk. As we have seen during the past few years, these types of securities tend to hold their value better during market declines, but also generate competitive returns over full market cycles.

(1)    The Gross Domestic Product (“GDP”) is the measure of the market value of the finished goods and services produced by labor and property in a given country in a given year.

Boston Trust Asset Management Fund	Investment Performance (Unaudited)
September 30, 2016

Fund Net Asset Value:	$42.81
Gross Expense Ratio(1):	0.94%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)    The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2016. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2016 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower.

	For the period ended 9/30/16
	Aggregate	Annualized
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(12/1/95)
Boston Trust Asset Management Fund(1)	4.62%	12.59%	11.13%	7.15%	7.81%
S&P 500 Index	6.40%	15.43%	16.37%	7.24%	8.32%
Bloomberg Barclays U.S. Government/Credit Index	3.08%	5.86%	3.24%	4.86%	5.49%
Citigroup 90-Day U.S. Treasury Bill Index	0.13%	0.20%	0.08%	0.84%	2.37%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Boston Trust Asset Management Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Asset Management Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market, includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Bloomberg Barclays U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (e.g., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg Barclays U.S. Government/Credit Index is a component of the Bloomberg Barclays U.S. Aggregate Index. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an average or an index.

Investment Performance (Unaudited)	Boston Trust Equity Fund
September 30, 2016

	For the period ended 9/30/16
	Aggregate	Annualized
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(10/1/03)
Boston Trust Equity Fund(1)	5.23%	13.50%	13.39%	7.26%	7.67%
S&P 500 Index	6.40%	15.43%	16.37%	7.24%	8.20%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Boston Trust Equity Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$20.73
Gross Expense Ratio(1):	0.96%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)    The Gross Expense Ratio is from the Funds’ most recent prospectus, dated August 1, 2016. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2016, can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower.

Boston Trust Midcap Fund	Investment Performance (Unaudited)
September 30, 2016

Fund Net Asset Value:	$15.94
Gross Expense Ratio(1):	1.03%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)    The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2016. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2016 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2017 and may be terminated thereafter.

	For the period ended 9/30/16
	Aggregate	Annualized
				Since
				Inception
	Six Months	1 Year	5 Years	9/24/07
Boston Trust Midcap Fund(1)	4.25%	11.67%	14.09%	8.32%
Russell Midcap® Index	7.84%	14.25%	16.67%	7.41%

The above chart represents the historical performance of a hypothetical investment of $100,000 in the Boston Trust Midcap Fund from September 24, 2007 to September 30, 2016, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Boston Trust SMID Cap Fund
September 30, 2016

	For the period ended 9/30/16
	Aggregate	Annualized
			Since
			Inception
	Six Months	1 Year	11/30/11
Boston Trust SMID Cap Fund(1)	6.41%	15.07%	10.77%
Russell 2500™ Index	10.37%	14.44%	13.72%

The above chart represents the historical performance of a hypothetical $100,000 investment in the Boston Trust SMID Cap Fund from November 30, 2011 to September 30, 2016, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$13.29
Gross Expense Ratio(1):	1.73%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)    The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2016. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 0.75%, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2016 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2017 and may be terminated thereafter.

Boston Trust Small Cap Fund	Investment Performance (Unaudited)
September 30, 2016

Fund Net Asset Value:	$13.57
Gross Expense Ratio(1):	1.08%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)    The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2016. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2016 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2017 and may be terminated thereafter.

	For the period ended 9/30/16
	Aggregate	Annualized
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(12/31/94)
Boston Trust Small Cap Fund(1)	6.51%	17.64%	13.15%	8.55%	10.70%
Russell 2000® Index	13.18%	15.47%	15.82%	7.07%	9.14%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Boston Trust Small Cap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

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Schedule of Portfolio Investments	Boston Trust Asset Management Fund
September 30, 2016 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (75.2%)
Consumer Discretionary (8.9%)
Advance Auto Parts, Inc.	5,000	745,600
Autoliv, Inc.	25,000	2,670,000
Comcast Corp., Class A	125,000	8,292,500
Dollar General Corp.	20,000	1,399,800
Johnson Controls International PLC	20,892	972,105
NIKE, Inc., Class B	135,000	7,107,750
Nordstrom, Inc.	20,000	1,037,600
Omnicom Group, Inc.	75,000	6,375,000
Ross Stores, Inc.	60,000	3,858,000
Starbucks Corp.	50,000	2,707,000
		35,165,355
Consumer Staples (8.3%)
Church & Dwight Co., Inc.	70,000	3,354,400
Colgate-Palmolive Co.	20,000	1,482,800
Costco Wholesale Corp.	35,000	5,337,850
CVS Health Corp.	25,000	2,224,750
Diageo PLC, Sponsored ADR	27,500	3,191,100
McCormick & Co., Inc.	25,000	2,498,000
PepsiCo, Inc.	40,000	4,350,800
Procter & Gamble Co.	35,000	3,141,250
Reckitt Benckiser Group PLC, Sponsored ADR	150,000	2,875,500
Sysco Corp.	35,000	1,715,350
The Hershey Co.	25,000	2,390,000
		32,561,800
Energy (3.3%)
Chevron Corp.	17,500	1,801,100
ConocoPhillips	40,000	1,738,800
Exxon Mobil Corp.	82,500	7,200,600
Schlumberger Ltd.	30,000	2,359,200
		13,099,700
Financials (12.8%)
American Express Co.	50,000	3,202,000
BB&T Corp.	30,000	1,131,600
Berkshire Hathaway, Inc., Class B (a)	35,000	5,056,450
Chubb Ltd.	45,000	5,654,250
Cincinnati Financial Corp.	90,000	6,787,800
Comerica, Inc.	30,000	1,419,600
Commerce Bancshares, Inc.	28,940	1,425,584
JPMorgan Chase & Co.	100,000	6,659,000
M&T Bank Corp.	10,000	1,161,000
Northern Trust Corp.	25,000	1,699,750
PNC Financial Services Group, Inc.	45,000	4,054,050
State Street Corp.	40,000	2,785,200
T. Rowe Price Group, Inc.	75,000	4,987,500
U.S. Bancorp	100,000	4,289,000
		50,312,784
Health Care (14.0%)
Becton, Dickinson & Co.	50,000	8,986,500
C.R. Bard, Inc.	35,000	7,849,800
DENTSPLY SIRONA, Inc.	50,000	2,971,500
Edwards Lifesciences Corp. (a)	50,000	6,028,000
Express Scripts Holding Co. (a)	35,000	2,468,550
Johnson & Johnson, Inc.	60,000	7,087,800
Medtronic PLC	50,000	4,320,000
Merck & Co., Inc.	35,000	2,184,350
Mettler-Toledo International, Inc. (a)	7,500	3,148,725
St. Jude Medical, Inc.	20,000	1,595,200
Stryker Corp.	25,000	2,910,250
UnitedHealth Group, Inc.	25,000	3,500,000
Varian Medical Systems, Inc. (a)	20,000	1,990,600
		55,041,275

	Shares or
	Principal
	Amount($)
Industrials (10.1%)
3M Co.	35,000	6,168,050
Donaldson Co., Inc.	40,000	1,493,200
Emerson Electric Co.	20,000	1,090,200
Hubbell, Inc.	40,000	4,309,600
Illinois Tool Works, Inc.	50,000	5,992,000
Rockwell Collins, Inc.	55,000	4,638,700
Union Pacific Corp.	50,000	4,876,500
United Parcel Service, Inc., Class B	50,000	5,468,000
W.W. Grainger, Inc.	25,000	5,621,000
		39,657,250
Information Technology (14.1%)
Accenture PLC, Class A	70,000	8,551,900
Alphabet, Inc., Class A (a)	2,000	1,608,120
Alphabet, Inc., Class C (a)	10,000	7,772,900
Apple, Inc.	75,000	8,478,750
Automatic Data Processing, Inc.	70,000	6,174,000
Cisco Systems, Inc.	100,000	3,172,000
Dell Technologies, Inc., Class V (a)	4,458	213,092
Microsoft Corp.	150,000	8,640,000
Oracle Corp.	130,000	5,106,400
Visa, Inc., Class A	75,000	6,202,500
		55,919,662
Materials (2.0%)
Air Products & Chemicals, Inc.	20,000	3,006,800
AptarGroup, Inc.	30,000	2,322,300
PPG Industries, Inc.	25,000	2,584,000
		7,913,100
Telecommunication Services (0.3%)
Verizon Communications, Inc.	20,000	1,039,600
		1,039,600
Utilities (1.4%)
Consolidated Edison, Inc.	30,000	2,259,000
Eversource Energy	60,000	3,250,800
		5,509,800
TOTAL COMMON STOCKS (Cost $164,568,224)		296,220,326

CORPORATE BONDS (4.5%)

Financials (2.7%)
American Express Bank FSB, 6.00%, 9/13/17, MTN	200,000	208,629
American Express Co., 2.65%, 12/2/22	1,926,000	1,973,842
American Express Co., 7.00%, 3/19/18	1,500,000	1,618,560
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	2,104,644
John Deere Capital Corp., 5.35%, 4/3/18, MTN	1,000,000	1,061,779
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	1,079,497
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	591,401
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	2,114,782
		10,753,134
Health Care (0.3%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	1,052,264

See Notes to Financial Statements

	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)
Industrials (0.1%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	301,904

Information Technology (1.4%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,660,428
Oracle Corp., 5.75%, 4/15/18	750,000	802,523
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	2,115,136
		5,578,087
TOTAL CORPORATE BONDS (Cost $16,779,630)		17,685,389

MUNICIPAL BONDS (1.5%)
Illinois (0.4%):
Illinois State, Series A, GO, 5.00%, 3/1/22, Callable 11/8/16 @ 100	600,000	601,998
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	506,350
Illinois State, Series A, GO, 5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	250,995
		1,359,343
Massachusetts (0.7%):
Massachusetts State, Series E, 4.00%, 9/1/37, Callable 9/1/25 @ 100	1,000,000	1,108,960
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	525,711
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, Callable 12/15/19 @ 100	1,500,000	1,697,280
		3,331,951
Washington (0.1%):
Washington State, Series C, GO, 5.00%, 2/1/26, Prerefunded 2/1/19 @ 100	250,000	273,440

Wisconsin (0.3%):
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Prerefunded 5/1/18 @ 100	200,000	212,870
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Prerefunded 5/1/18 @ 100	750,000	804,105
		1,016,975
TOTAL MUNICIPAL BONDS (Cost $5,890,883)		5,981,709

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (15.0%)
Federal Farm Credit Bank
2.63%, 8/12/19	10,000,000	10,453,060
2.85%, 3/2/28	2,000,000	2,118,014
2.95%, 1/27/25	2,000,000	2,163,460
3.14%, 12/5/29	2,500,000	2,698,858
3.39%, 2/1/28	2,000,000	2,232,102
3.85%, 12/26/25	2,770,000	3,193,575
		22,859,069
Federal Home Loan Bank
2.38%, 3/13/26	6,000,000	6,220,236
2.50%, 12/10/27	1,500,000	1,556,844
2.63%, 6/11/27	1,500,000	1,582,197
2.88%, 9/13/24	2,500,000	2,712,108
3.50%, 9/24/29	2,000,000	2,301,086
		14,372,471
U.S. Treasury Note
2.75%, 2/15/24	20,000,000	21,827,339

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $55,655,679)		59,058,879

INVESTMENT COMPANIES (3.8%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.13%(b)	15,123,037	15,123,037
TOTAL INVESTMENT COMPANIES (Cost $15,123,037)		15,123,037

Total Investments (Cost $258,017,453) — 100.0%(c)		394,069,340
Other assets in excess of liabilities — 0.0%		87,814
NET ASSETS — 100.0%		$394,157,154

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

ADR	American Depositary Receipt
FSB	Federal Savings Bank
GO	General Obligation
MTN	Medium Term Note

See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2016 (Unaudited)

Assets:
Investments, at fair value (cost $258,017,453)	$394,069,340
Interest and dividends receivable	851,212
Receivable for investments sold	1,059,290
Receivable for capital shares issued	158,242
Receivable for tax reclaims	50,789
Prepaid expenses and other assets	32,897
Total Assets	396,221,770
Liabilities:
Payable for investments purchased	1,749,305
Payable for capital shares redeemed	10,200
Accrued expenses and other liabilities:
Investment adviser	239,000
Administration and accounting	9,195
Chief compliance officer	1,692
Custodian	7,375
Shareholder servicing fees	64
Transfer agent	5,491
Trustee	3,864
Other	38,430
Total Liabilities	2,064,616
Net Assets	$394,157,154
Composition of Net Assets:
Capital	$239,340,449
Accumulated undistributed net investment income	3,126,071
Accumulated net realized gains from investment transactions	15,638,747
Net unrealized appreciation from investments	136,051,887
Net Assets	$394,157,154
Shares outstanding (par value $0.01, unlimited number of
shares authorized)	9,207,653
Net Asset Value, Offering Price and Redemption price per share	$42.81

STATEMENT OF OPERATIONS

For the period ended September 30, 2016 (Unaudited)

Investment Income:
Interest	$1,191,769
Dividends	2,730,858
Total Investment Income	3,922,627
Expenses:
Investment adviser	1,398,614
Administration and accounting	193,136
Chief compliance officer	7,400
Custodian	23,956
Shareholder servicing	2,044
Transfer agency	17,142
Trustee	14,597
Other	96,631
Total expenses before fee reductions	1,753,520
Fees voluntarily reduced by the transfer agent	(1,719)
Net Expenses	1,751,801
Net Investment Income	2,170,826
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,958,269
Change in unrealized appreciation/depreciation from investments	12,594,859
Net realized/unrealized gains (losses) from investments	14,553,128
Change in Net Assets Resulting from Operations	$16,723,954

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended	For the year
	September 30,	ended
	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$2,170,826	$4,640,628
Net realized gains from investment transactions	1,958,269	16,469,857
Change in unrealized appreciation/depreciation from investments	12,594,859	(8,873,994)
Change in Net Assets Resulting from Operations	16,723,954	12,236,491
Dividends:
Net investment income	—	(4,817,610)
Net realized gains from investment transactions	—	(14,994,468)
Change in Net Assets Resulting from Shareholder Dividends	—	(19,812,078)
Capital Share Transactions:
Proceeds from shares issued	31,168,401	24,649,358
Dividends reinvested	—	18,479,514
Cost of shares redeemed	(8,140,550)	(34,998,804)
Change in Net Assets Resulting from Capital Share Transactions	23,027,851	8,130,068
Change in Net Assets	39,751,805	554,481
Net Assets:
Beginning of period	354,405,349	353,850,868
End of period	$394,157,154	$354,405,349
Share Transactions:
Issued	739,796	599,690
Reinvested	—	463,610
Redeemed	(193,725)	(866,940)
Change in shares	546,071	196,360
Accumulated undistributed net investment income	$3,126,071	$955,245

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sept. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2016		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$40.92		$41.80	$40.03	$36.08	$33.71	$31.56
Investment Activities:
Operations:
Net investment income	0.23		0.55	0.50	0.44	0.51	0.43
Net realized and unrealized gains from investment transactions	1.66		0.92	2.77	4.28	2.41	2.17
Total from investment activities	1.89		1.47	3.27	4.72	2.92	2.60
Dividends:
Net investment income	—		(0.57)	(0.47)	(0.44)	(0.51)	(0.45)
Net realized gains from investments	—		(1.78)	(1.03)	(0.33)	(0.04)	—
Total dividends	—		(2.35)	(1.50)	(0.77)	(0.55)	(0.45)

Net Asset Value, End of Period	$42.81		$40.92	$41.80	$40.03	$36.08	$33.71
Total Return	4.62	%(a)	3.65%	8.21%	13.13%	8.77%	8.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$394,157		$354,405	$353,851	$340,963	$288,673	$257,031
Ratio of net expenses to average net assets	0.94	%(b)	0.94%	0.92%	0.92%	0.96%	1.00%
Ratio of net investment income to average net assets	1.16	%(b)	1.32%	1.19%	1.17%	1.51%	1.40%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	0.94	%(b)	0.94%	0.93%	0.93%	0.96%	1.07%
Portfolio turnover rate	5.06	%(a)	11.64%	17.74%	8.94%	7.43%	18.70%

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Equity Fund
September 30, 2016 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.7%)
Consumer Discretionary (10.4%)
Advance Auto Parts, Inc.	7,000	1,043,840
Autoliv, Inc.	10,000	1,068,000
Comcast Corp., Class A	50,000	3,317,000
NIKE, Inc., Class B	30,000	1,579,500
Nordstrom, Inc.	10,000	518,800
Omnicom Group, Inc.	30,000	2,550,000
Ross Stores, Inc.	10,000	643,000
Starbucks Corp.	25,000	1,353,500
		12,073,640
Consumer Staples (12.3%)
Church & Dwight Co., Inc.	30,000	1,437,600
Colgate-Palmolive Co.	10,000	741,400
Costco Wholesale Corp.	15,000	2,287,650
CVS Health Corp.	10,000	889,900
Diageo PLC, Sponsored ADR	6,000	696,240
McCormick & Co., Inc.	7,000	699,440
PepsiCo, Inc.	12,500	1,359,625
Procter & Gamble Co.	12,500	1,121,875
Reckitt Benckiser Group PLC, Sponsored ADR	75,000	1,437,750
Sysco Corp.	25,000	1,225,250
The Hershey Co.	14,000	1,338,400
Wal-Mart Stores, Inc.	15,000	1,081,800
		14,316,930
Energy (4.3%)
Chevron Corp.	7,500	771,900
ConocoPhillips	15,000	652,050
Exxon Mobil Corp.	30,000	2,618,400
Schlumberger Ltd.	12,500	983,000
		5,025,350
Financials (16.9%)
American Express Co.	25,000	1,601,000
BB&T Corp.	32,500	1,225,900
Berkshire Hathaway, Inc., Class B (a)	15,000	2,167,050
Chubb Ltd.	16,000	2,010,400
Cincinnati Financial Corp.	30,000	2,262,600
Commerce Bancshares, Inc.	8,681	427,626
JPMorgan Chase & Co.	35,000	2,330,650
M&T Bank Corp.	5,000	580,500
Northern Trust Corp.	12,500	849,875
PNC Financial Services Group, Inc.	20,000	1,801,800
State Street Corp.	20,000	1,392,600
T. Rowe Price Group, Inc.	20,000	1,330,000
U.S. Bancorp	40,000	1,715,600
		19,695,601
Health Care (18.2%)
Becton, Dickinson & Co.	16,000	2,875,680
C.R. Bard, Inc.	12,500	2,803,500
DENTSPLY SIRONA, Inc.	25,000	1,485,750
Edwards Lifesciences Corp. (a)	10,000	1,205,600
Express Scripts Holding Co. (a)	12,500	881,625
Johnson & Johnson, Inc.	30,000	3,543,900
Medtronic PLC	25,000	2,160,000
Merck & Co., Inc.	25,000	1,560,250
Mettler-Toledo International, Inc. (a)	1,500	629,745
St. Jude Medical, Inc.	2,500	199,400
Stryker Corp.	12,000	1,396,920
UnitedHealth Group, Inc.	12,500	1,750,000
Varian Medical Systems, Inc. (a)	7,500	746,475
		21,238,845
Industrials (12.0%)
3M Co.	9,000	1,586,070
Deere & Co.	5,000	426,750
Donaldson Co., Inc.	10,000	373,300
Hubbell, Inc.	12,500	1,346,750
Illinois Tool Works, Inc.	15,000	1,797,600
Rockwell Collins, Inc.	15,000	1,265,100
Union Pacific Corp.	25,000	2,438,250
United Parcel Service, Inc., Class B	20,000	2,187,200
W.W. Grainger, Inc.	11,500	2,585,660
		14,006,680
Information Technology (18.9%)
Accenture PLC, Class A	25,000	3,054,251
Alphabet, Inc., Class A (a)	750	603,045
Alphabet, Inc., Class C (a)	4,000	3,109,160
Apple, Inc.	32,500	3,674,125
Automatic Data Processing, Inc.	20,000	1,764,000
Cisco Systems, Inc.	50,000	1,586,000
Dell Technologies, Inc., Class V (a)	1,114	53,249
Microsoft Corp.	55,000	3,168,000
Oracle Corp.	50,000	1,964,000
Visa, Inc., Class A	35,000	2,894,500
		21,870,330
Materials (3.3%)
Air Products & Chemicals, Inc.	7,000	1,052,380
AptarGroup, Inc.	10,000	774,100
PPG Industries, Inc.	20,000	2,067,200
		3,893,680
Telecommunication Services (0.3%)
Verizon Communications, Inc.	7,500	389,850
		389,850
Utilities (2.1%)
Consolidated Edison, Inc.	15,000	1,129,500
Eversource Energy	25,000	1,354,500
		2,484,000
TOTAL COMMON STOCKS (Cost $68,455,813)		114,994,906

INVESTMENT COMPANIES (1.6%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.13%(b)	1,826,649	1,826,649
TOTAL INVESTMENT COMPANIES (Cost $1,826,649)		1,826,649

Total Investments (Cost $70,282,462) — 100.3%(c)		116,821,555
Liabilities in excess of other assets — (0.3)%		(302,461)
NET ASSETS — 100.0%		$116,519,094

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

ADR	American Depositary Receipt

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2016 (Unaudited)

Assets:
Investments, at fair value (cost $70,282,462)	$116,821,555
Dividends receivable	147,792
Receivable for investments sold	509,862
Prepaid expenses and other assets	4,797
Total Assets	117,484,006
Liabilities:
Payable for investments purchased	847,870
Payable for capital shares redeemed	20,730
Accrued expenses and other liabilities:
Investment adviser	71,251
Administration and accounting	2,642
Chief compliance officer	550
Custodian	2,431
Transfer agent	5,446
Trustee	1,257
Other	12,735
Total Liabilities	964,912
Net Assets	$116,519,094
Composition of Net Assets:
Capital	$62,836,132
Accumulated undistributed net investment income	798,412
Accumulated net realized gains from investment transactions	6,345,457
Net unrealized appreciation from investments	46,539,093
Net Assets	$116,519,094
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,621,540
Net Asset Value, Offering Price and Redemption price per share	$20.73

STATEMENT OF OPERATIONS

For the period ended September 30, 2016 (Unaudited)

Investment Income:
Dividends	$1,108,621
Total Investment Income	1,108,621
Expenses:
Investment adviser	427,346
Administration and accounting	58,617
Chief compliance officer	2,304
Custodian	7,445
Shareholder servicing	2,120
Transfer agency	16,447
Trustee	4,552
Other	29,271
Total expenses before fee reductions	548,102
Fees voluntarily reduced by the transfer agent	(1,719)
Net Expenses	546,383
Net Investment Income	562,238
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,448,129
Change in unrealized appreciation/depreciation from
investments	3,771,650
Net realized/unrealized gains (losses) from investments	5,219,779
Change in Net Assets Resulting from Operations	$5,782,017

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended	For the year
	September 30,	ended
	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$562,238	$1,234,257
Net realized gains from investment transactions	1,448,129	6,530,280
Change in unrealized appreciation/depreciation from investments	3,771,650	(4,850,098)
Change in Net Assets Resulting from Operations	5,782,017	2,914,439
Dividends:
Net investment income	—	(1,284,508)
Net realized gains from investment transactions	—	(6,393,088)
Change in Net Assets Resulting from Shareholder Dividends	—	(7,677,596)
Capital Share Transactions:
Proceeds from shares issued	1,287,889	4,569,753
Dividends reinvested	—	7,044,804
Cost of shares redeemed	(1,381,737)	(6,684,699)
Change in Net Assets Resulting from Capital Share Transactions	(93,848)	4,929,858
Change in Net Assets	5,688,169	166,701
Net Assets:
Beginning of period	110,830,925	110,664,224
End of period	$116,519,094	$110,830,925
Share Transactions:
Issued	63,047	234,638
Reinvested	—	365,964
Redeemed	(68,320)	(330,644)
Change in shares	(5,273)	269,958
Accumulated undistributed net investment income	$798,412	$236,174

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sept. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2016		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$19.70		$20.66	$19.67	$16.85	$15.54	$14.46
Investment Activities:
Operations:
Net investment income	0.10		0.23	0.19	0.19	0.20	0.13
Net realized and unrealized gains from investment transactions	0.93		0.27	1.38	2.81	1.30	1.08
Total from investment activities	1.03		0.50	1.57	3.00	1.50	1.21
Dividends:
Net investment income	—		(0.24)	(0.19)	(0.18)	(0.19)	(0.13)
Net realized gains from investments	—		(1.22)	(0.39)	—	—	—
Total dividends	—		(1.46)	(0.58)	(0.18)	(0.19)	(0.13)
Net Asset Value, End of Period	$20.73		$19.70	$20.66	$19.67	$16.85	$15.54
Total Return	5.23	%(a)	2.59%	8.01%	17.84%	9.76%	8.50%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$116,519		$110,831	$110,664	$98,408	$81,154	$69,574
Ratio of net expenses to average net assets	0.96	%(b)	0.95%	0.94%	0.94%	1.00%	1.00%
Ratio of net investment income to average net assets	0.98	%(b)	1.14%	0.96%	1.05%	1.28%	0.96%

Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	0.96	%(b)	0.96%	0.95%	0.96%	1.01%	1.07%
Portfolio turnover rate	4.00	%(a)	18.04%	19.49%	6.29%	5.69%	10.80%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Midcap Fund
September 30, 2016 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.7%)
Consumer Discretionary (14.8%)
Advance Auto Parts, Inc.	4,250	633,760
Autoliv, Inc.	4,250	453,900
Dollar General Corp.	8,225	575,668
Hasbro, Inc.	6,175	489,863
LKQ Corp. (a)	14,000	496,440
Nordstrom, Inc.	10,500	544,740
Omnicom Group, Inc.	11,500	977,500
O’Reilly Automotive, Inc. (a)	1,775	497,195
Polaris Industries, Inc.	3,900	302,016
Ross Stores, Inc.	16,500	1,060,949
Sally Beauty Holdings, Inc. (a)	22,500	577,800
Service Corp. International	17,625	467,768
Williams Sonoma, Inc.	7,075	361,391
		7,438,990
Consumer Staples (6.1%)
Brown-Forman Corp., Class B	13,400	635,696
Church & Dwight Co., Inc.	18,950	908,084
McCormick & Co., Inc.	3,675	367,206
Mead Johnson Nutrition Co.	4,200	331,842
The Hershey Co.	5,050	482,780
Whole Foods Market, Inc.	12,000	340,200
		3,065,808
Energy (3.0%)
Cabot Oil & Gas Corp.	9,250	238,650
Dril-Quip, Inc. (a)	10,000	557,401
FMC Technologies, Inc. (a)	15,475	459,143
Oceaneering International, Inc.	8,675	238,649
		1,493,843
Financials (14.9%)
American Financial Group, Inc.	6,575	493,125
Brown & Brown, Inc.	14,500	546,795
Commerce Bancshares, Inc.	8,747	430,877
Cullen/Frost Bankers, Inc.	6,450	464,013
Discover Financial Services	13,500	763,425
East West Bancorp, Inc.	9,350	343,239
Eaton Vance Corp.	11,550	451,028
FactSet Research Systems, Inc.	4,000	648,400
Moody’s Corp.	4,500	487,260
Northern Trust Corp.	11,000	747,889
SEI Investments Co.	7,300	332,953
Signature Bank (a)	5,050	598,172
T. Rowe Price Group, Inc.	10,825	719,862
W. R. Berkley Corp.	8,370	483,451
		7,510,489
Health Care (13.9%)
C.R. Bard, Inc.	3,675	824,229
DENTSPLY SIRONA, Inc.	7,125	423,439
Laboratory Corp. of America Holdings (a)	4,000	549,920
MEDNAX, Inc. (a)	5,375	356,094
Mettler-Toledo International, Inc. (a)	1,800	755,694
Quintiles Transnational Holdings, Inc. (a)	6,400	518,784
ResMed, Inc.	5,400	349,866
STERIS PLC	7,000	511,700
The Cooper Companies, Inc.	3,450	618,447
Varian Medical Systems, Inc. (a)	3,800	378,214
VCA, Inc. (a)	7,200	503,856
Waters Corp. (a)	4,000	633,960
Zimmer Biomet Holdings, Inc.	4,300	559,086
		6,983,289
Industrials (14.8%)
AMETEK, Inc.	12,100	578,138
C.H. Robinson Worldwide, Inc.	4,600	324,116
Donaldson Co., Inc.	17,000	634,610
Expeditors International of Washington, Inc.	7,125	367,080
Hubbell, Inc.	6,000	646,440
IDEX Corp.	4,050	378,959
Kansas City Southern	5,500	513,260
Lincoln Electric Holdings, Inc.	8,000	500,960
Nordson Corp.	6,500	647,594
Rockwell Collins, Inc.	8,950	754,843
Sensata Technologies Holding NV (a)	12,875	499,293
W.W. Grainger, Inc.	3,750	843,150
Wabtec Corp.	9,750	796,087
		7,484,530
Information Technology (14.8%)
Amdocs Ltd.	11,500	665,274
Amphenol Corp., Class A	12,675	822,861
Aspen Technology, Inc. (a)	8,670	405,669
Check Point Software Technologies Ltd. (a)	6,750	523,868
Citrix Systems, Inc. (a)	6,500	553,930
DST Systems, Inc.	2,975	350,812
F5 Networks, Inc. (a)	5,625	701,100
Fiserv, Inc. (a)	3,300	328,251
IPG Photonics Corp. (a)	6,025	496,159
Juniper Networks, Inc.	20,825	501,050
Paychex, Inc.	9,650	558,445
Syntel, Inc. (a)	12,050	505,016
TE Connectivity Ltd.	8,000	515,040
The Western Union Co.	23,575	490,832
		7,418,307
Materials (6.5%)
AptarGroup, Inc.	10,500	812,805
Avery Dennison Corp.	10,525	818,740
Ball Corp.	8,125	665,844
International Flavors & Fragrances, Inc.	6,625	947,176
		3,244,565
Real Estate (3.7%)
Digital Realty Trust, Inc.	5,500	534,161
Host Hotels & Resorts, Inc.	21,600	336,312
Jones Lang LaSalle, Inc.	5,375	611,621
Lamar Advertising Co., Class A	5,675	370,634
		1,852,728
Utilities (6.2%)
American Water Works Co., Inc.	5,950	445,298
Consolidated Edison, Inc.	5,600	421,680
Edison International	7,900	570,775
Eversource Energy	13,266	718,752
ONE Gas, Inc.	8,425	521,002
WEC Energy Group, Inc.	7,500	449,100
		3,126,607
TOTAL COMMON STOCKS (Cost $33,009,437)		49,619,156

INVESTMENT COMPANIES (1.2%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.13%(b)	587,585	587,585
TOTAL INVESTMENT COMPANIES (Cost $587,585)		587,585

Total Investments (Cost $33,597,022) — 99.9%(c)		50,206,741
Other assets in excess of liabilities — 0.1%		27,205
NET ASSETS — 100.0%		$50,233,946

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2016 (Unaudited)

Assets:
Investments, at fair value (cost $33,597,022)	$50,206,741
Dividends receivable	44,126
Receivable for capital shares issued	25,000
Receivable for tax reclaims	538
Prepaid expenses and other assets	7,165
Total Assets	50,283,570
Liabilities:
Payable for capital shares redeemed	4,782
Accrued expenses and other liabilities:
Investment adviser	29,989
Administration and accounting	1,170
Chief compliance officer	245
Custodian	1,083
Shareholder servicing fees	320
Transfer agent	5,606
Trustee	560
Other	5,869
Total Liabilities	49,624
Net Assets	$50,233,946
Composition of Net Assets:
Capital	$30,601,176
Accumulated undistributed net investment income	161,080
Accumulated net realized gains from investment transactions	2,861,971
Net unrealized appreciation from investments	16,609,719
Net Assets	$50,233,946
Shares outstanding (par value $0.01, unlimited number of shares authorized)	3,151,468
Net Asset Value, Offering Price and Redemption price per share	$15.94

STATEMENT OF OPERATIONS

For the period ended September 30, 2016 (Unaudited)

Investment Income:
Dividends	$357,619
Total Investment Income	357,619
Expenses:
Investment adviser	184,003
Administration and accounting	25,406
Chief compliance officer	962
Custodian	3,117
Shareholder servicing	1,100
Transfer agency	16,583
Trustee	1,901
Other	15,204
Total expenses before fee reductions	248,276
Fees voluntarily reduced by the transfer agent	(779)
Fees contractually reduced by the investment adviser	(1,438)
Net Expenses	246,059
Net Investment Income	111,560
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,617,721
Change in unrealized appreciation/depreciation from investments	308,938
Net realized/unrealized gains (losses) from investments	1,926,659
Change in Net Assets Resulting from Operations	$2,038,219

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended	For the year
	September 30,	ended
	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$111,560	$271,117
Net realized gains from investment transactions	1,617,721	2,916,024
Change in unrealized appreciation/depreciation from investments	308,938	(2,689,050)
Change in Net Assets Resulting from Operations	2,038,219	498,091
Dividends:
Net investment income	—	(248,030)
Net realized gains from investment transactions	—	(2,579,926)
Change in Net Assets Resulting from Shareholder Dividends	—	(2,827,956)
Capital Share Transactions:
Proceeds from shares issued	1,132,420	3,369,645
Dividends reinvested	—	2,645,794
Cost of shares redeemed	(878,168)	(3,426,525)
Change in Net Assets Resulting from Capital Share Transactions	254,252	2,588,914
Change in Net Assets	2,292,471	259,049
Net Assets:
Beginning of period	47,941,475	47,682,426
End of period	$50,233,946	$47,941,475
Share Transactions:
Issued	71,954	222,975
Reinvested	—	179,742
Redeemed	(56,528)	(225,472)
Change in shares	15,426	177,245
Accumulated undistributed net investment income	$161,080	$49,520

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sept. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2016		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$15.29		$16.12	$15.03	$13.08	$12.34	$11.96
Investment Activities:
Operations:
Net investment income	0.04		0.09	0.05	0.04	0.08	0.03
Net realized and unrealized gains from investment transactions	0.61		0.05	1.82	2.30	1.01	0.78
Total from investment activities	0.65		0.14	1.87	2.34	1.09	0.81
Dividends:
Net investment income	—		(0.09)	(0.05)	(0.04)	(0.08)	(0.03)
Net realized gains from investments	—		(0.88)	(0.73)	(0.35)	(0.27)	(0.40)
Total dividends	—		(0.97)	(0.78)	(0.39)	(0.35)	(0.43)
Net Asset Value, End of Period	$15.94		$15.29	$16.12	$15.03	$13.08	$12.34
Total Return	4.25	%(a)	1.07%	12.65%	18.02%	9.20%	7.24%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$50,234		$47,941	$47,682	$41,793	$34,875	$29,224
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.45	%(b)	0.58%	0.34%	0.30%	0.68%	0.30%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.01	%(b)	1.03%	1.02%	1.01%	1.08%	1.19%
Portfolio turnover rate	8.41	%(a)	21.02%	15.76%	16.09%	16.44%	19.01%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
September 30, 2016 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (97.8%)
Consumer Discretionary (14.6%)
Big Lots, Inc.	1,650	78,788
Brinker International, Inc.	925	46,648
Cheesecake Factory, Inc.	1,175	58,820
Choice Hotels International, Inc.	1,250	56,349
Dorman Products, Inc. (a)	1,000	63,900
Fossil Group, Inc. (a)	800	22,216
Gentherm, Inc. (a)	850	26,707
Interval Leisure Group, Inc.	2,175	37,345
Nordstrom, Inc.	1,350	70,038
Polaris Industries, Inc.	500	38,720
Sally Beauty Holdings, Inc. (a)	1,750	44,940
Service Corp. International	3,025	80,284
Tenneco, Inc. (a)	775	45,159
Texas Roadhouse, Inc.	1,250	48,788
The Cato Corp., Class A	1,025	33,712
Tiffany & Co.	650	47,210
Tupperware Brands Corp.	400	26,148
Williams Sonoma, Inc.	1,050	53,634
		879,406
Consumer Staples (2.9%)
Flowers Foods, Inc.	2,925	44,226
Sanderson Farms, Inc.	525	50,573
The Boston Beer Co., Inc., Class A (a)	250	38,815
Whole Foods Market, Inc.	1,400	39,690
		173,304
Energy (3.2%)
Dril-Quip, Inc. (a)	650	36,231
FMC Technologies, Inc. (a)	2,000	59,340
Forum Energy Technologies, Inc. (a)	2,925	58,091
Oceaneering International, Inc.	1,300	35,763
		189,425
Financials (16.5%)
American Financial Group, Inc.	800	60,000
Artisan Partners Asset Management, Inc., Class A	1,000	27,200
Bank of Hawaii Corp.	1,000	72,619
Brown & Brown, Inc.	1,525	57,508
Cohen & Steers, Inc.	1,425	60,919
Commerce Bancshares, Inc.	1,150	56,649
CVB Financial Corp.	2,375	41,824
East West Bancorp, Inc.	2,050	75,255
Eaton Vance Corp.	2,225	86,886
Everest Re Group Ltd.	300	56,991
FactSet Research Systems, Inc.	300	48,630
Horace Mann Educators Corp.	975	35,734
SEI Investments Co.	1,000	45,610
Signature Bank (a)	500	59,225
SVB Financial Group (a)	650	71,851
Texas Capital Bancshares, Inc. (a)	600	32,952
UMB Financial Corp.	1,000	59,450
W. R. Berkley Corp.	750	43,320
		992,623
Health Care (12.2%)
Air Methods Corp. (a)	950	29,916
Chemed Corp.	400	56,428
Haemonetics Corp. (a)	850	30,779
Masimo Corp. (a)	900	53,541
MEDNAX, Inc. (a)	900	59,624
Mettler-Toledo International, Inc. (a)	175	73,470
Owens & Minor, Inc.	1,475	51,227
Quintiles Transnational Holdings, Inc. (a)	800	64,848
ResMed, Inc.	1,200	77,748
STERIS PLC	750	54,825
The Cooper Companies, Inc.	400	71,704
Varian Medical Systems, Inc. (a)	525	52,253
VCA, Inc. (a)	850	59,483
		735,846
Industrials (16.4%)
Applied Industrial Technologies, Inc.	1,050	49,077
C.H. Robinson Worldwide, Inc.	600	42,276
CLARCOR, Inc.	800	52,000
Donaldson Co., Inc.	1,850	69,061
Expeditors International of Washington, Inc.	1,200	61,824
Franklin Electric Co., Inc.	975	39,692
Hub Group, Inc., Class A (a)	825	33,627
Hubbell, Inc.	650	70,031
IDEX Corp.	525	49,124
Kansas City Southern	575	53,659
Lincoln Electric Holdings, Inc.	800	50,096
Nordson Corp.	800	79,703
Rockwell Collins, Inc.	550	46,387
Sensata Technologies Holding NV (a)	900	34,902
The Toro Co.	1,300	60,892
UniFirst Corp.	600	79,116
Valmont Industries, Inc.	350	47,100
Wabtec Corp.	850	69,403
		987,970
Information Technology (15.7%)
Amdocs Ltd.	975	56,404
Aspen Technology, Inc. (a)	1,500	70,185
DST Systems, Inc.	575	67,804
F5 Networks, Inc. (a)	600	74,784
InterDigital, Inc.	600	47,520
IPG Photonics Corp. (a)	1,125	92,643
Juniper Networks, Inc.	2,050	49,323
NetApp, Inc.	800	28,656
NETGEAR, Inc. (a)	1,425	86,198
Plantronics, Inc.	1,025	53,259
Synaptics, Inc. (a)	350	20,503
Syntel, Inc. (a)	1,625	68,103
Tech Data Corp. (a)	550	46,591
Teradata Corp. (a)	1,950	60,450
The Western Union Co.	2,925	60,899
WEX, Inc. (a)	575	62,152
		945,474
Materials (5.3%)
AptarGroup, Inc.	700	54,187
Avery Dennison Corp.	450	35,006
Calgon Carbon Corp.	3,175	48,165
International Flavors & Fragrances, Inc.	400	57,188
Minerals Technologies, Inc.	700	49,483
Silgan Holdings, Inc.	1,425	72,090
		316,119
Real Estate (7.9%)
CoreSite Realty Corp.	1,025	75,891
DuPont Fabros Technology, Inc.	1,125	46,406
Jones Lang LaSalle, Inc.	700	79,653
Lamar Advertising Co., Class A	675	44,084
LaSalle Hotel Properties	2,200	52,514
National Health Investors, Inc.	725	56,898
Ryman Hospitality Properties, Inc.	750	36,120
Tanger Factory Outlet Centers, Inc.	2,175	84,739
		476,305
Utilities (3.1%)
American States Water Co.	1,150	46,058
New Jersey Resources Corp.	1,725	56,684
ONE Gas, Inc.	1,350	83,483
		186,225
TOTAL COMMON STOCKS (Cost $4,955,942)		5,882,697

INVESTMENT COMPANIES (2.1%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.13%(b)	123,844	123,844
TOTAL INVESTMENT COMPANIES (Cost $123,844)		123,844

Total Investments (Cost $5,079,786) — 99.9%(c)		6,006,541
Other assets in excess of liabilities — 0.1%		3,634
NET ASSETS — 100.0%		$6,010,175

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2016 (Unaudited)

Assets:
Investments, at fair value (cost $5,079,786)	$6,006,541
Dividends receivable	6,619
Receivable from Adviser	508
Prepaid expenses and other assets	3,237
Total Assets	6,016,905
Liabilities:
Payable for capital shares redeemed	1
Accrued expenses and other liabilities:
Administration and accounting	221
Chief compliance officer	29
Custodian	127
Shareholder servicing fees	4
Transfer agent	5,286
Trustee	67
Other	995
Total Liabilities	6,730
Net Assets	$6,010,175
Composition of Net Assets:
Capital	$4,744,435
Accumulated undistributed net investment income	35,300
Accumulated net realized gains from investment transactions	303,685
Net unrealized appreciation from investments	926,755
Net Assets	$6,010,175
Shares outstanding (par value $0.01, unlimited number of shares authorized)	452,182
Net Asset Value, Offering Price and Redemption price per share	$13.29

STATEMENT OF OPERATIONS

For the period ended September 30, 2016 (Unaudited)

Investment Income:
Dividends	$44,014
Total Investment Income	44,014
Expenses:
Investment adviser	21,467
Administration and accounting	3,266
Chief compliance officer	117
Custodian	376
Transfer agency	16,156
Trustee	232
Other	4,605
Total expenses before fee reductions	46,219
Fees voluntarily reduced by the transfer agent	(779)
Fees contractually reduced by the investment adviser	(23,907)
Net Expenses	21,533
Net Investment Income	22,481
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	150,325
Change in unrealized appreciation/depreciation from investments	183,082
Net realized/unrealized gains (losses) from investments	333,407
Change in Net Assets Resulting from Operations	$355,888

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended	For the year
	September 30,	ended
	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$22,481	$26,277
Net realized gains from investment transactions	150,325	390,976
Change in unrealized appreciation/depreciation from investments	183,082	(553,723)
Change in Net Assets Resulting from Operations	355,888	(136,470)
Dividends:
Net investment income	—	(16,526)
Net realized gains from investment transactions	—	(350,500)
Change in Net Assets Resulting from Shareholder Dividends	—	(367,026)
Capital Share Transactions:
Proceeds from shares issued	285,469	1,339,502
Dividends reinvested	—	294,835
Cost of shares redeemed	(219,745)	(928,394)
Change in Net Assets Resulting from Capital Share Transactions	65,724	705,943
Change in Net Assets	421,612	202,447
Net Assets:
Beginning of period	5,588,563	5,386,116
End of period	$6,010,175	$5,588,563
Share Transactions:
Issued	21,936	102,400
Reinvested	—	24,528
Redeemed	(17,163)	(72,027)
Change in shares	4,773	54,901
Accumulated undistributed net investment income	$35,300	$12,819

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

								Period
	For the six							November
	months		For the year		For the year	For the year	For the year	30, 2011
	ended		ended		ended	ended	ended	through
	Sept. 30,		March 31,		March 31,	March 31,	March 31,	March 31,
	2016		2016		2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$12.49		$13.72		$13.49	$12.05	$11.09	$10.00
Investment Activities:
Operations:
Net investment income	0.05		0.06		0.01	(0.01)	0.04	—
Net realized and unrealized gains (losses) from investment transactions	0.75		(0.41)		0.97	2.40	1.05	1.09
Total from investment activities	0.80		(0.35)		0.98	2.39	1.09	1.09
Dividends:
Net investment income	—		(0.04)		—	—	(0.05)	—
Net realized gains from investments	—		(0.84)		(0.75)	(0.95)	(0.08)	—
Total dividends	—		(0.88)		(0.75)	(0.95)	(0.13)	—

Net Asset Value, End of Period	$13.29		$12.49		$13.72	$13.49	$12.05	$11.09
Total Return	6.41	%(a)	(2.34)%		7.69%	20.05%	10.00%	10.96	%(a)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$6,010		$5,589		$5,386	$4,808	$4,719	$3,605
Ratio of net expenses to average net assets	0.75	%(b)	0.79	%(d)	1.00%	1.00%	1.00%	1.00	%(b)
Ratio of net investment income to average net assets	0.78	%(b)	0.49%		0.09%	(0.06)%	0.37%	0.03	%(b)

Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.61	%(b)	1.73%		1.73%	1.59%	2.02%	2.18	%(b)
Portfolio turnover rate	15.58	%(a)	50.15%		33.07%	35.97%	33.83%	12.14	%(a)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.
(d)	The net expense ratio shown for the period represents the blended ratio of the current expense limit in effect as of June 1, 2015 and the higher expense limit in effect prior to the date.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
September 30, 2016 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.6%)
Consumer Discretionary (13.9%)
Big Lots, Inc.	105,000	5,013,750
Brinker International, Inc.	58,000	2,924,940
Cheesecake Factory, Inc.	81,000	4,054,860
Choice Hotels International, Inc.	110,000	4,958,800
Dorman Products, Inc. (a)	84,000	5,367,600
Fossil Group, Inc. (a)	46,000	1,277,420
Gentherm, Inc. (a)	70,000	2,199,400
Interval Leisure Group, Inc.	193,000	3,313,810
Sally Beauty Holdings, Inc. (a)	167,000	4,288,560
Tenneco, Inc. (a)	66,000	3,845,820
Texas Roadhouse, Inc.	79,000	3,083,370
The Cato Corp., Class A	115,000	3,782,350
Tupperware Brands Corp.	33,000	2,157,210
Urban Outfitters, Inc. (a)	54,000	1,864,080
Williams Sonoma, Inc.	74,000	3,779,920
		51,911,890
Consumer Staples (3.1%)
Flowers Foods, Inc.	189,000	2,857,680
Sanderson Farms, Inc.	30,000	2,889,900
The Boston Beer Co., Inc., Class A (a)	20,000	3,105,200
United Natural Foods, Inc. (a)	65,000	2,602,600
		11,455,380
Energy (2.7%)
Dril-Quip, Inc. (a)	42,000	2,341,080
Forum Energy Technologies, Inc. (a)	186,000	3,693,960
Natural Gas Services Group, Inc. (a)	81,000	1,991,790
Oceaneering International, Inc.	80,000	2,200,800
		10,227,630
Financials (15.6%)
1st Source Corp.	44,000	1,570,580
Artisan Partners Asset Management, Inc., Class A	76,000	2,067,200
Bank of Hawaii Corp.	102,000	7,407,240
Cohen & Steers, Inc.	138,000	5,899,500
Commerce Bancshares, Inc.	89,000	4,384,140
CVB Financial Corp.	149,900	2,639,739
Dime Community Bancshares, Inc.	106,000	1,776,560
Eagle Bancorp, Inc. (a)	49,000	2,417,170
Eaton Vance Corp.	139,000	5,427,950
Horace Mann Educators Corp.	64,000	2,345,600
Independent Bank Corp.	68,000	3,678,120
Infinity Property & Casualty Corp.	41,000	3,387,830
Lakeland Financial Corp.	67,000	2,373,140
Texas Capital Bancshares, Inc. (a)	46,000	2,526,320
Tompkins Financial Corp.	30,000	2,292,300
Trustmark Corp.	84,000	2,315,040
UMB Financial Corp.	94,000	5,588,300
		58,096,729
Health Care (14.4%)
Air Methods Corp. (a)	79,000	2,487,710
Anika Therapeutics, Inc. (a)	75,000	3,588,750
Atrion Corp.	5,000	2,133,000
Bio-Techne Corp.	27,000	2,956,500
Bruker Corp.	165,000	3,737,250
Chemed Corp.	38,000	5,360,660
Computer Programs & Systems, Inc.	62,000	1,615,720
CorVel Corp. (a)	41,000	1,574,400
Ensign Group, Inc.	139,000	2,798,070
Globus Medical, Inc., Class A (a)	108,000	2,437,560
Haemonetics Corp. (a)	85,000	3,077,850
Masimo Corp. (a)	103,000	6,127,470
Meridian Bioscience, Inc.	207,000	3,993,030
Owens & Minor, Inc.	145,000	5,035,850
PAREXEL International Corp. (a)	40,000	2,778,000
U.S. Physical Therapy, Inc.	65,000	4,075,500
		53,777,320
Industrials (15.2%)
Applied Industrial Technologies, Inc.	104,000	4,860,960
Chart Industries, Inc. (a)	68,000	2,232,440
CLARCOR, Inc.	83,000	5,395,000
Donaldson Co., Inc.	83,000	3,098,390
Franklin Electric Co., Inc.	120,000	4,885,200
Genesee & Wyoming, Inc., Class A (a)	24,000	1,654,800
Herman Miller, Inc.	89,000	2,545,400
Hub Group, Inc., Class A (a)	86,000	3,505,360
Landstar System, Inc.	52,000	3,540,160
Lincoln Electric Holdings, Inc.	46,000	2,880,520
Nordson Corp.	29,000	2,889,270
Tennant Co.	76,000	4,924,800
The Toro Co.	76,000	3,559,840
UniFirst Corp.	52,000	6,856,720
Valmont Industries, Inc.	30,000	4,037,100
		56,865,960
Information Technology (19.2%)
Aspen Technology, Inc. (a)	109,000	5,100,110
Coherent, Inc. (a)	34,000	3,758,360
DHI Group, Inc. (a)	345,000	2,722,050
DST Systems, Inc.	45,000	5,306,400
ExlService Holdings, Inc. (a)	69,000	3,438,960
InterDigital, Inc.	65,000	5,148,000
IPG Photonics Corp. (a)	56,000	4,611,600
NETGEAR, Inc. (a)	82,000	4,960,180
NIC, Inc.	193,000	4,535,500
Plantronics, Inc.	102,000	5,299,920
Power Integrations, Inc.	66,000	4,159,980
Synaptics, Inc. (a)	19,000	1,113,020
Syntel, Inc. (a)	111,000	4,652,010
Tech Data Corp. (a)	46,000	3,896,660
Teradata Corp. (a)	146,000	4,526,000
Ubiquiti Networks, Inc. (a)	67,000	3,584,500
WEX, Inc. (a)	42,000	4,539,780
		71,353,030
Materials (4.3%)
Calgon Carbon Corp.	151,000	2,290,670
Minerals Technologies, Inc.	77,000	5,443,130
Quaker Chemical Corp.	37,000	3,919,410
Silgan Holdings, Inc.	89,000	4,502,510
		16,155,720
Real Estate (6.8%)
CoreSite Realty Corp.	65,000	4,812,600
DuPont Fabros Technology, Inc.	115,000	4,743,750
LaSalle Hotel Properties	139,000	3,317,930
National Health Investors, Inc.	44,000	3,453,120
Ryman Hospitality Properties, Inc.	68,000	3,274,880
Tanger Factory Outlet Centers, Inc.	148,000	5,766,080
		25,368,360
Utilities (3.4%)
American States Water Co.	55,000	2,202,750
New Jersey Resources Corp.	107,300	3,525,878
ONE Gas, Inc.	112,000	6,926,080
		12,654,708
TOTAL COMMON STOCKS (Cost $302,939,617)		367,866,727
INVESTMENT COMPANIES (1.3%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.13%(b)	5,019,004	5,019,004
TOTAL INVESTMENT COMPANIES (Cost $5,019,004)		5,019,004

Total Investments (Cost $307,958,621) — 99.9%(c)		372,885,731
Other assets in excess of liabilities — 0.1%		269,479
NET ASSETS — 100.0%		$373,155,210

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2016 (Unaudited)

Assets:
Investments, at fair value (cost $307,958,621)	$372,885,731
Dividends receivable	393,788
Receivable for capital shares issued	313,181
Prepaid expenses and other assets	13,792
Total Assets	373,606,492
Liabilities:
Payable for capital shares redeemed	152,026
Accrued expenses and other liabilities:
Investment adviser	211,553
Administration and accounting	8,221
Chief compliance officer	1,435
Custodian	6,245
Shareholder servicing fees	29,105
Transfer agent	5,341
Trustee	3,277
Other	34,079
Total Liabilities	451,282
Net Assets	$373,155,210
Composition of Net Assets:
Capital	$296,194,742
Accumulated undistributed net investment income	1,531,281
Accumulated net realized gains from investment transactions	10,502,077
Net unrealized appreciation from investments	64,927,110
Net Assets	$373,155,210
Shares outstanding (par value $0.01, unlimited number of shares authorized)	27,503,303
Net Asset Value, Offering Price and Redemption price per share	$13.57

STATEMENT OF OPERATIONS

For the period ended September 30, 2016 (Unaudited)

Investment Income:
Dividends	$2,681,559
Total Investment Income	2,681,559
Expenses:
Investment adviser	1,324,874
Administration and accounting	181,318
Chief compliance officer	6,722
Custodian	21,835
Shareholder servicing	190,204
Transfer agency	17,751
Trustee	13,301
Other	105,464
Total expenses before fee reductions	1,861,469
Fees voluntarily reduced by the transfer agent	(778)
Fees contractually reduced by the investment adviser	(88,506)
Net Expenses	1,772,185
Net Investment Income	909,374
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	4,328,846
Change in unrealized appreciation/depreciation from investments	17,035,363
Net realized/unrealized gains (losses) from investments	21,364,209
Change in Net Assets Resulting from Operations	$22,273,583

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended	For the year
	September 30,	ended
	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$909,374	$1,652,936
Net realized gains from investment transactions	4,328,846	35,027,795
Change in unrealized appreciation/depreciation from investments	17,035,363	(44,598,483)
Change in Net Assets Resulting from Operations	22,273,583	(7,917,752)
Dividends:
Net investment income	—	(1,493,172)
Net realized gains from investment transactions	—	(58,309,973)
Change in Net Assets Resulting from Shareholder Dividends	—	(59,803,145)
Capital Share Transactions:
Proceeds from shares issued	32,004,690	20,953,558
Dividends reinvested	—	58,903,085
Cost of shares redeemed	(19,779,495)	(113,160,602)
Change in Net Assets Resulting from Capital Share Transactions	12,225,195	(33,303,959)
Change in Net Assets	34,498,778	(101,024,856)
Net Assets:
Beginning of period	338,656,432	439,681,288
End of period	$373,155,210	$338,656,432
Share Transactions:
Issued	2,435,848	1,559,272
Reinvested	—	4,855,984
Redeemed	(1,513,366)	(8,756,963)
Change in shares	922,482	(2,341,707)
Accumulated undistributed net investment income	$1,531,281	$621,907

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sept. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2016		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$12.74		$15.20	$15.73	$14.25	$13.24	$14.00
Investment Activities:
Operations:
Net investment income	0.03		0.06	0.03	—	0.05	0.01
Net realized and unrealized gains (losses) from investment transactions	0.80		(0.25)	0.51	2.66	1.43	0.20
Total from investment activities	0.83		(0.19)	0.54	2.66	1.48	0.21
Dividends:
Net investment income	—		(0.06)	(0.01)	—	(0.05)	(0.01)
Net realized gains from investments	—		(2.21)	(1.06)	(1.18)	(0.42)	(0.96)
Total dividends	—		(2.27)	(1.07)	(1.18)	(0.47)	(0.97)
Net Asset Value, End of Period	$13.57		$12.74	$15.20	$15.73	$14.25	$13.24
Total Return	6.51	%(a)	(0.52)%	3.81%	18.74%	11.61%	2.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$373,155		$338,656	$439,681	$536,292	$502,789	$328,009
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.51	%(b)	0.44%	0.17%	0.02%	0.38%	0.05%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.05	%(b)	1.08%	1.05%	1.07%	0.99%	1.09%
Portfolio turnover rate	9.91	%(a)	37.42%	28.62%	34.50%	33.34%	30.99%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Environmental, Social and Governance Research and Engagement Update (Unaudited)	Walden Asset Management A Division of Boston Trust & Investment Management Company

Walden rarely divests of a portfolio company as an immediate response to a reported ethical breach, but we recently did just that for most clients.

In September the Consumer Financial Protection Bureau announced a $185 million settlement with Wells Fargo for “the widespread illegal practice of secretly opening unauthorized deposit and credit card accounts.” Cross-selling programs that ran amok were identified as a root cause of the fraudulent activity, which resulted in customer fees on sham accounts and the dismissal of approximately 5,300 relatively low ranking employees in the past 5 years (about 2% of the workforce). Moreover, some employees allege that they were let go for whistle blowing. Under fire from regulators and Congress, the board and management began to take action. Sales quotas in its retail banking segment are being eliminated and compensation claw-backs valued at $41 million and $19 million were announced for the CEO and former head of retail banking, respectively. Amidst growing pressure, the CEO abruptly stepped down on October 12.

The systemic breakdown has caused significant reputational harm to Wells Fargo and calls into question the sustainability of a business model that thrived on fee income from cross selling. We were disappointed that Wells Fargo’s senior management initially disclaimed any oversight failure. Notwithstanding the bank’s response thus far, we remain concerned about corporate culture, risk oversight and controls, and management accountability. We will engage with Wells Fargo on these issues on behalf of the few remaining shares, and will continue to monitor its progress.*

ENGAGEMENT UPDATE

Board Diversity

Walden reaches out annually to companies with relatively low representation of women and people of color on their boards. This direct engagement reinforces our proxy voting policy to withhold support for directors serving on nominating committees on boards that fail to meet a minimum diversity threshold (usually 2 directors). This year, 60% of 33 companies we contacted have already responded through emails, letters, phone conferences, and in-person meetings. Two companies that we have engaged for several years, CoreSite and IPG Photonics, added a woman director subsequent to their 2016 annual shareholders meeting. The Cheesecake Factory improved governance policies to explicitly identify gender and ethnicity among the factors considered in the nominating process. Seven companies have had board level discussions on the topic and nearly that many expect positive changes in the coming year. All in all, these conversations demonstrate meaningful progress and increasing recognition of the business benefits of a diverse board of directors.

Climate Change

Following up on our agreement to withdraw a shareholder resolution earlier this year, Hubbell reported that it is on track to complete a baseline measurement of its energy use that will enable the company to set an energy efficiency goal in 2017. A multi-year dialogue at PNC Financial that initially focused on financing carbon emissions particularly on mountaintop coal mining which the bank no longer funds has evolved into a broader discussion with the CEO and management. PNC reported progress on environmental stress-testing of its loan portfolios and more generally spoke to the growing importance of sustainable business practices as a means to attract employees and differentiate PNC.

Food Waste

The U.S. Department of Agriculture estimates that an astounding 30-40% of the U.S. food supply is wasted. Food waste is the largest component of municipal landfills that in turn are the third largest U.S. source of methane (a highly potent greenhouse gas). Moreover, the annual cost of food waste measures in the 100s of billions of dollars. The issue embodies a constellation of concerns food security, climate change, resource conservation, and a substantial economic toll. Walden co-filed a resolution at Costco Wholesale, led by Trillium Asset Management, that seeks a report on efforts to assess, reduce, and optimally manage food waste. We withdrew the resolution upon Costco’s commitment to address food waste in its next sustainability report.

Sustainability Reporting

Following Walden’s engagement, BB&T and CLARCOR have reported progress in developing their first sustainability reports, with the latter indicating it will implement a best practice GRI-aligned report that will include a carbon footprint analysis. We also joined an investor coalition at an in-person meeting with Apache’s CEO that addressed a range of topics from political spending transparency and board diversity to energy efficiency and carbon asset risk. Apache expects to boost transparency and accountability through improved web-based disclosures.

*            In a letter dated October 7, 2016, the remaining Walden Equity Fund shares in Wells Fargo were utilized to file a shareholder proposal for its 2017 proxy statement addressing concerns about risk management and control processes.

The equities of the companies in bold-face in the above commentary were holdings of the Funds as of September 30, 2016.

WALDEN’S CLIMATE STRATEGY 2016-2017

Walden’s engagement on climate continues to focus on two areas: science-based greenhouse gas (GHG) reduction goals and climate-related public policy. Walden, in coalition with like-minded investors, aims to encourage the business community to support science-based goals—entailing global reduction of GHG emissions by 55% by 2050 and reaching net zero emissions between 2050 and 2100. We are also encouraging companies to support effective climate-related public policy, or at a minimum, to stop actively obstructing progress. The two objectives are closely related.

There is a strong long-term business case for setting GHG goals and addressing climate change. Moreover, a robust science-based target signals to lawmakers that action on climate change can be taken without risking economic penalty. This should enable our policymakers to develop the laws and regulations necessary to put us on a path toward a neutral carbon future.

Engaging companies on climate change mitigation and adaptation has been a high priority for many years at Walden. We are pleased to report that in typical large cap client portfolios the number of companies with GHG emissions reduction targets has increased. As of August 2016, 61% (49/80) of these companies have set GHG reduction goals, an increase from 52% in 2013 (the first year this analysis was completed). Twenty portfolio companies have set new or replaced existing goals over the period. Walden has engaged more than three-quarters of these companies. However, while some of the goals can be characterized as science-based targets, the vast majority cannot. We also note that corporate change results from numerous factors, Walden’s engagement being but one contributor to progress.

Similarly, we see company progress related to public policy and lobbying on climate change. Tech giants including Apple, Google and Microsoft submitted an amicus brief in support of the Clean Power Plan, the Obama Administration’s new carbon pollution standards for existing fossil fuel-fired power plants. The companies unequivocally made the case for action to mitigate climate change, stating, “[D]elaying action on climate change will be costly in economic and human terms…” Numerous companies, including PepsiCo, endorsed the American Business Act on Climate Pledge that supported the U.S. government’s negotiating efforts at the Paris Climate Conference in December 2015. On lobbying transparency, approximately 35 companies have improved their disclosure according to AFSCME, Walden’s partner in coordinating the investor campaign. These include American Express and Becton Dickinson.

Looking Ahead

Science-based Goals: We plan to engage the largest GHG emitters as well as companies with smaller emissions footprints on setting science-based GHG goals. For those companies that currently have only modest goals, we will encourage more ambitious future goals. Simultaneously, we will continue to advocate for robust climate-related disclosure.

Climate Policy: A pricing mechanism for carbon emissions is considered by many experts as the most economically efficient way to limit warming to 2°C above pre-industrial levels—the level climate scientists indicate may be the maximum allowable to avoid the worst impacts of climate change. Many policy experts are indicating that the prospects for climate legislation at the national level have increased greatly. In addition, there are numerous opportunities at the state level for engagement on climate policy. We will continue asking companies for greater transparency on their direct lobbying activity as well lobbying done on their behalf by trade associations and other third parties. We will also encourage companies to speak out proactively for climate policy solutions. Finally, Walden will continue to use our own voice as investors to advocate directly for smart climate policy.

The challenge of addressing climate change is daunting, but Walden’s commitment to action is steadfast. Emboldened by our partnerships with coalitions of committed investors as well as numerous examples of leadership in the business community, we believe there is reason for optimism.

The equities of the companies in bold-face in the above commentary were holdings of the Funds as of September 30, 2016.

Investment Performance (Unaudited)	Walden Asset Management Fund
September 30, 2016

	For the period ended 9/30/16
	Aggregate	Annualized
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(6/18/99)
Walden Asset Management Fund(1)	3.92%	11.04%	10.49%	5.82%	4.90%
S&P 500 Index	6.40%	15.43%	16.37%	7.24%	4.79%
Bloomberg Barclays U.S. Government/Credit Index	3.08%	5.86%	3.24%	4.86%	5.43%
Citigroup 90-Day U.S. Treasury Bill Index	0.13%	0.20%	0.08%	0.84%	1.83%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Walden Asset Management Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Asset Management Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”) is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also also widely viewed as a proxy for the total market. The Bloomberg Barclays U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg Barclays U.S. Government/Credit Index is a component of the Bloomberg Barclays U.S. Aggregate Index. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an average or an index.

Fund Net Asset Value:	$15.92
Gross Expense Ratio(1):	1.06%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)    The Gross Expense Ratio is from the Funds’ most recent prospectus, dated August 1, 2016. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2016 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2017 and may be terminated thereafter.

Walden Equity Fund	Investment Performance (Unaudited)
September 30, 2016

Fund Net Asset Value:	$18.74
Gross Expense Ratio(1):	1.10%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)    The Gross Expense Ratio is from the Funds’ most recent prospectus, dated August 1, 2016. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2016 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2017 and may be terminated thereafter.

	For the period ended 9/30/16
	Aggregate	Annualized
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(6/18/99)
Walden Equity Fund(1)	4.81%	13.57%	13.72%	7.16%	5.55%
S&P 500 Index	6.40%	15.43%	16.37%	7.24%	4.79%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Walden Equity Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Walden Midcap Fund
September 30, 2016

	For the period ended 9/30/16
	Aggregate	Annualized
				Since
				Inception
	Six Months	1 Year	5 Years	8/1/11
Walden Midcap Fund(1)	4.26%	12.31%	14.07%	10.74%
Russell Midcap® Index	7.84%	14.25%	16.67%	12.46%

The above chart represents the historical performance of a hypothetical $100,000 investment in the Walden Midcap Fund from August 1, 2011 to September 30, 2016, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$15.19
Gross Expense Ratio(1):	1.07%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)    The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2016. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2016 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2017 and may be terminated thereafter.

Walden SMID Cap	Investment Performance (Unaudited)
September 30, 2016

Fund Net Asset Value:	$14.26
Gross Expense Ratio(1):	1.15%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)    The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2016. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2016 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2017 and may be terminated thereafter.

	For the period ended 9/30/16
	Aggregate	Annualized
			Since
			Inception
	Six Months	1 Year	6/28/12
Walden SMID Cap Fund(1)	6.42%	14.98%	12.01%
Russell 2500® Index	10.37%	14.44%	14.26%

The above chart represents the historical performance of a hypothetical $100,000 investment in the Walden SMID Cap Fund from June 28, 2012 to September 30, 2016, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Walden Small Cap Fund
September 30, 2016

	For the period ended 9/30/16
	Aggregate	Annualized
				Since
				Inception
	Six Months	1 Year	5 Years	10/24/08
Walden Small Cap Fund(1)	6.75%	17.68%	13.13%	13.75%
Russell 2000® Index	13.18%	15.47%	15.82%	14.71%

The above chart represents the historical performance of a hypothetical investment of $100,000 in the Walden Small Cap Fund from October 24, 2008 to September 30, 2016, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$17.56
Gross Expense Ratio(1):	1.06%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)    The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2016. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2016 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2017 and may be terminated thereafter.

Walden International Equity Fund	Investment Performance (Unaudited)
September 30, 2016

Fund Net Asset Value:	$9.80
Gross Expense Ratio(1):	2.21%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)    The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2016. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.15%, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2016 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2017 and may be terminated thereafter.

	For the period ended 9/30/16
	Aggregate	Annualized
			Since
			Inception
	Six Months	1 Year	6/9/15
Walden International Equity Fund(1)	3.70%	7.80%	-1.21%
MSCI World ex-USA Index (net)	5.18%	7.16%	-3.90%
Russell Global Developed ex-US Large Cap Index (net)	5.44%	7.77%	-3.20%

The above chart represents the historical performance of a hypothetical $100,000 investment in the Walden International Equity Fund from June 9, 2015 to September 30, 2016, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden International Equity Fund is measured against the MSCI World ex-US Index and the Russell Developed ex-US Large Cap Index. The MSCI World ex-US Index captures large- and mid-cap representation across 22 of 23 developed markets countries, excluding the United States. The Russell Developed ex-US Large Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States. The Russell Developed ex-US Index is constructed to provide a comprehensive and unbiased barometer for this market segment and is completely reconstituted annually to accurately reflect the changes in the market over time. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. Net total return indexes reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. These indices are unmanaged and the performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Schedule of Portfolio Investments	Walden Asset Management Fund
September 30, 2016 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (71.2%)
Consumer Discretionary (9.8%)
Advance Auto Parts, Inc.	3,800	566,656
Autoliv, Inc.	4,000	427,200
AutoZone, Inc. (a)	600	461,004
Charter Communications, Inc., Class A (a)	2,445	660,077
Comcast Corp., Class A	13,000	862,420
Dollar General Corp.	9,000	629,910
McDonald’s Corp.	6,000	692,160
NIKE, Inc., Class B	19,600	1,031,940
Nordstrom, Inc.	13,000	674,440
Omnicom Group, Inc.	15,000	1,275,000
Ross Stores, Inc.	21,000	1,350,300
Starbucks Corp.	9,000	487,260
The Home Depot, Inc.	2,000	257,360
		9,375,727
Consumer Staples (9.2%)
Church & Dwight Co., Inc.	12,000	575,040
Colgate-Palmolive Co.	15,000	1,112,100
Costco Wholesale Corp.	9,200	1,403,092
CVS Health Corp.	8,500	756,415
General Mills, Inc.	17,000	1,085,960
PepsiCo, Inc.	12,500	1,359,625
Procter & Gamble Co.	10,000	897,500
Reckitt Benckiser Group PLC, Sponsored ADR	52,000	996,840
The Hershey Co.	6,000	573,600
		8,760,172
Energy (2.7%)
Apache Corp.	11,500	734,505
ConocoPhillips	21,000	912,870
Dril-Quip, Inc. (a)	6,500	362,310
Oceaneering International, Inc.	20,000	550,200
		2,559,885
Financials (11.0%)
American Express Co.	10,000	640,400
Chubb Ltd.	6,000	753,900
Cincinnati Financial Corp.	18,000	1,357,560
Comerica, Inc.	9,000	425,880
Commerce Bancshares, Inc.	12,000	591,120
Discover Financial Services	13,000	735,150
JPMorgan Chase & Co.	13,400	892,306
Northern Trust Corp.	9,000	611,910
PNC Financial Services Group, Inc.	9,000	810,810
State Street Corp.	10,500	731,115
SunTrust Banks, Inc.	18,000	788,400
T. Rowe Price Group, Inc.	12,000	798,000
U.S. Bancorp	31,500	1,351,035
		10,487,586
Health Care (11.0%)
Becton, Dickinson & Co.	8,000	1,437,840
C.R. Bard, Inc.	5,500	1,233,540
Johnson & Johnson, Inc.	15,000	1,771,950
Medtronic PLC	12,500	1,080,000
Merck & Co., Inc.	14,000	873,740
Mettler-Toledo International, Inc. (a)	2,200	923,626
Stryker Corp.	9,500	1,105,895
UnitedHealth Group, Inc.	8,000	1,120,000
Waters Corp. (a)	6,000	950,940
		10,497,531

	Shares or Principal Amount($)
Industrials (9.8%)
3M Co.	8,000	1,409,840
Deere & Co.	9,000	768,150
Donaldson Co., Inc.	12,000	447,960
Emerson Electric Co.	15,000	817,650
Hubbell, Inc.	6,000	646,440
Illinois Tool Works, Inc.	10,000	1,198,400
Lincoln Electric Holdings, Inc.	12,000	751,440
Union Pacific Corp.	11,000	1,072,830
United Parcel Service, Inc., Class B	10,000	1,093,600
W.W. Grainger, Inc.	5,300	1,191,652
		9,397,962
Information Technology (13.1%)
Accenture PLC, Class A	9,500	1,160,614
Alphabet, Inc., Class A (a)	900	723,654
Alphabet, Inc., Class C (a)	1,700	1,321,393
Apple, Inc.	20,000	2,261,000
Automatic Data Processing, Inc.	12,000	1,058,400
Cisco Systems, Inc.	35,000	1,110,200
Cognizant Technology Solutions Corp., Class A (a)	10,000	477,100
Dell Technologies, Inc., Class V (a)	1,671	79,874
Microsoft Corp.	34,000	1,958,400
Oracle Corp.	30,000	1,178,400
QUALCOMM, Inc.	3,000	205,500
Visa, Inc., Class A	13,500	1,116,450
		12,650,985
Materials (2.4%)
AptarGroup, Inc.	11,000	851,510
PPG Industries, Inc.	6,500	671,840
Praxair, Inc.	6,000	724,980
		2,248,330
Telecommunication Services (0.7%)
Verizon Communications, Inc.	12,500	649,750
		649,750
Utilities (1.5%)
Consolidated Edison, Inc.	10,000	753,000
Eversource Energy	12,000	650,160
		1,403,160
TOTAL COMMON STOCKS (Cost $44,511,531)		68,031,088

CERTIFICATE OF DEPOSIT (0.1%)
Certificate of Deposit (0.1%)
Self Help Federal Credit Union, 1.30%, 6/21/19 (b)	100,000	100,351
TOTAL CERTIFICATE OF DEPOSIT (Cost $100,000)		100,351

CORPORATE BONDS (4.5%)
Consumer Discretionary (0.3%)
Leggett & Platt, Inc., 4.40%, 7/1/18	200,000	207,560
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	100,000	101,691
		309,251

See Notes to Financial Statements

	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)
Consumer Staples (0.2%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	160,727

Financials (1.7%)
American Express Co., 2.65%, 12/2/22	287,000	294,130
American Express Co., 7.00%, 3/19/18	250,000	269,760
Export-Import Bank of Korea, 1.75%, 2/27/18	250,000	251,173
International Finance Corp., 0.63%, 11/15/16	250,000	249,999
KFW, 1.88%, 11/30/20	250,000	255,779
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	295,700
North American Development Bank, 4.38%, 2/11/20	100,000	109,138
		1,725,679
Health Care (0.6%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	102,559
Becton, Dickinson & Co., 3.13%, 11/8/21	250,000	263,066
Merck & Co., Inc., 3.88%, 1/15/21, Callable 10/15/20 @ 100	150,000	163,530
		529,155
Industrials (0.2%)
Calvert Social Investment Foundation, Series NOTZ, 1.00%, 10/2/17 (b)	75,000	75,000
Hubbell, Inc., 3.63%, 11/15/22	75,000	80,511
		155,511
Information Technology (1.4%)
Apple, Inc., 2.85%, 5/6/21	350,000	369,080
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22 @ 100	150,000	158,042
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	320,756
Oracle Corp., 5.75%, 4/15/18	200,000	214,006
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	290,831
		1,352,715
Telecommunication Services (0.1%)
AT&T, Inc., 5.50%, 2/1/18	100,000	105,395
TOTAL CORPORATE BONDS (Cost $4,139,894)		4,338,433
MUNICIPAL BONDS (0.5%)
Illinois (0.2%):
Illinois State, GO, 5.00%, 6/1/27NATL-RE FGIC, Callable 11/8/16 @ 100	200,000	200,374

Wisconsin (0.3%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	282,483
TOTAL MUNICIPAL BONDS (Cost $451,187)		482,857

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (20.4%)
Federal Farm Credit Bank
2.60%, 10/6/22	250,000	263,882
2.75%, 7/16/27	250,000	263,006
2.85%, 3/2/28	750,000	794,255
5.38%, 11/10/20	250,000	290,950
		1,612,093
Federal Home Loan Bank
2.13%, 3/10/23	1,000,000	1,036,707
2.50%, 3/11/22	200,000	212,068
2.88%, 6/14/24	1,000,000	1,084,646
2.88%, 9/13/24	1,000,000	1,084,843
3.25%, 6/9/23	850,000	940,349
5.25%, 12/11/20	200,000	232,906
5.25%, 8/15/22	1,000,000	1,206,932
5.50%, 7/15/36	700,000	1,016,693
		6,815,144
Federal Home Loan Mortgage Corporation
2.38%, 1/13/22	4,000,000	4,215,292

Federal National Mortgage Association
1.38%, 2/26/21	500,000	503,619
1.50%, 6/22/20	350,000	355,548
1.75%, 11/26/19	250,000	255,701
2.13%, 4/24/26	1,250,000	1,273,709
2.63%, 9/6/24	2,250,000	2,411,278
		4,799,855
Government National Mortgage Association
4.00%, 9/15/40	61,427	66,028
4.00%, 9/15/41	236,231	254,787
6.50%, 5/15/32	17,517	20,215
		341,030
Housing & Urban Development
2.70%, 8/1/22	491,000	515,437

U.S. Treasury Inflation Index Note
0.63%, 7/15/21	266,945	280,483
1.25%, 7/15/20	827,633	884,655
		1,165,138
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $18,489,693)		19,463,989

INVESTMENT COMPANIES (2.2%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.13%(c)	2,100,306	2,100,306
TOTAL INVESTMENT COMPANIES (Cost $2,100,306)		2,100,306

Total Investments (Cost $69,792,611) — 98.9%(d)		94,517,024
Other assets in excess of liabilities — 1.1%		1,003,728
NET ASSETS — 100.0%		$95,520,752

(a)                     Non-income producing security.

(b)                     Illiquid Security.

(c)                      Rate disclosed is the seven day yield as of September 30, 2016.

(d)                     See Federal Tax Information listed in the Notes to the Financial Statements.

ADR	American Depositary Receipt
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation

See Notes to Financial Statements

Financial Statements	Walden Asset Management Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2016 (Unaudited)

Assets:
Investments, at fair value (cost $69,792,611)	$94,517,024
Interest and dividends receivable	231,088
Receivable for investments sold	1,188,863
Receivable for capital shares issued	402
Prepaid expenses and other assets	11,036
Total Assets	95,948,413
Liabilities:
Payable for investments purchased	346,825
Payable for capital shares redeemed	2,698
Accrued expenses and other liabilities:
Investment adviser	54,527
Administration and accounting	2,736
Chief compliance officer	382
Custodian	1,666
Shareholder servicing fees	3,821
Transfer agent	5,234
Trustee	873
Other	8,899
Total Liabilities	427,661
Net Assets	$95,520,752
Composition of Net Assets:
Capital	$68,137,429
Accumulated undistributed net investment income	744,143
Accumulated net realized gains from investment transactions	1,914,767
Net unrealized appreciation from investments	24,724,413
Net Assets	$95,520,752
Shares outstanding (par value $0.01, unlimited number of shares authorized)	6,000,199
Net Asset Value, Offering Price and Redemption price per share	$15.92

STATEMENT OF OPERATIONS

For the period ended September 30, 2016 (Unaudited)

Investment Income:
Interest	$302,470
Dividends	683,318
Total Investment Income	985,788
Expenses:
Investment adviser	343,565
Administration and accounting	49,129
Chief compliance officer	1,744
Custodian	5,627
Shareholder servicing	26,444
Transfer agency	17,078
Trustee	3,437
Other	29,790
Total expenses before fee reductions	476,814
Fees voluntarily reduced by the transfer agent	(779)
Fees contractually reduced by the investment adviser	(16,475)
Net Expenses	459,560
Net Investment Income	526,228
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	493,683
Change in unrealized appreciation/depreciation from investments	2,481,957
Net realized/unrealized gains (losses) from investments	2,975,640
Change in Net Assets Resulting from Operations	$3,501,868

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended	For the year
	September 30,	ended
	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$526,228	$1,065,328
Net realized gains from investment transactions	493,683	2,797,103
Change in unrealized appreciation/depreciation from investments	2,481,957	(1,198,594)
Change in Net Assets Resulting from Operations	3,501,868	2,663,837
Dividends:
Net investment income	—	(1,064,984)
Net realized gains from investment transactions	—	(4,707,813)
Change in Net Assets Resulting from Shareholder Dividends	—	(5,772,797)
Capital Share Transactions:
Proceeds from shares issued	9,741,225	7,492,805
Dividends reinvested	—	5,204,742
Cost of shares redeemed	(4,613,329)	(7,196,993)
Change in Net Assets Resulting from Capital Share Transactions	5,127,896	5,500,554
Change in Net Assets	8,629,764	2,391,594
Net Assets:
Beginning of period	86,890,988	84,499,394
End of period	$95,520,752	$86,890,988
Share Transactions:
Issued	620,197	495,652
Reinvested	—	348,143
Redeemed	(291,531)	(465,993)
Change in shares	328,666	377,802
Accumulated undistributed net investment income	$744,143	$217,915

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sept. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2016		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$15.32		$15.96	$15.17	$13.53	$12.82	$12.07
Investment Activities:
Operations:
Net investment income	0.09		0.20	0.17	0.13	0.15	0.12
Net realized and unrealized gains from investment transactions	0.51		0.27	0.89	1.72	0.71	0.75
Total from investment activities	0.60		0.47	1.06	1.85	0.86	0.87
Dividends:
Net investment income	—		(0.21)	(0.16)	(0.13)	(0.15)	(0.12)
Net realized gains from investments	—		(0.90)	(0.11)	(0.08)	—	—
Total dividends	—		(1.11)	(0.27)	(0.21)	(0.15)	(0.12)
Net Asset Value, End of Period	$15.92		$15.32	$15.96	$15.17	$13.53	$12.82
Total Return	3.92	%(a)	3.10%	7.00%	13.73%	6.83%	7.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$95,521		$86,891	$84,499	$79,168	$64,728	$57,080
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.15	%(b)	1.29%	1.06%	0.95%	1.25%	1.04%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.04	%(b)	1.06%	1.04%	1.05%	1.10%	1.13%
Portfolio turnover rate	9.13	%(a)	15.56%	21.62%	6.50%	15.93%	24.56%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Equity Fund
September 30, 2016 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.1%)
Consumer Discretionary (13.1%)
Advance Auto Parts, Inc.	11,000	1,640,320
Autoliv, Inc.	9,000	961,200
AutoZone, Inc. (a)	1,500	1,152,510
Charter Communications, Inc., Class A (a)	5,379	1,452,169
Comcast Corp., Class A	36,000	2,388,240
Dollar General Corp.	22,000	1,539,780
McDonald’s Corp.	16,000	1,845,760
NIKE, Inc., Class B	55,000	2,895,750
Nordstrom, Inc.	31,000	1,608,280
Omnicom Group, Inc.	40,000	3,400,000
Ross Stores, Inc.	46,000	2,957,800
Starbucks Corp.	28,000	1,515,920
The TJX Cos., Inc.	3,000	224,340
		23,582,069
Consumer Staples (12.3%)
Church & Dwight Co., Inc.	32,000	1,533,440
Colgate-Palmolive Co.	36,000	2,669,040
Costco Wholesale Corp.	20,000	3,050,200
CVS Health Corp.	27,000	2,402,730
General Mills, Inc.	40,000	2,555,200
PepsiCo, Inc.	30,000	3,263,100
Procter & Gamble Co.	31,500	2,827,125
Reckitt Benckiser Group PLC, Sponsored ADR	120,000	2,300,400
The Hershey Co.	16,000	1,529,600
		22,130,835
Energy (3.7%)
Apache Corp.	32,000	2,043,840
ConocoPhillips	56,000	2,434,320
Dril-Quip, Inc. (a)	15,000	836,100
Oceaneering International, Inc.	50,000	1,375,500
		6,689,760
Financials (15.7%)
American Express Co.	29,000	1,857,160
BB&T Corp.	5,000	188,600
Chubb Ltd.	17,000	2,136,050
Cincinnati Financial Corp.	40,000	3,016,800
Comerica, Inc.	25,000	1,183,000
Discover Financial Services	35,000	1,979,250
JPMorgan Chase & Co.	45,000	2,996,550
Moody’s Corp.	10,000	1,082,800
Northern Trust Corp.	23,000	1,563,770
PNC Financial Services Group, Inc.	28,500	2,567,565
State Street Corp.	28,000	1,949,640
SunTrust Banks, Inc.	50,000	2,190,000
T. Rowe Price Group, Inc.	30,000	1,995,000
U.S. Bancorp	81,500	3,495,535
Wells Fargo & Co.	1,000	44,280
		28,246,000
Health Care (15.5%)
Becton, Dickinson & Co.	19,000	3,414,870
C.R. Bard, Inc.	15,000	3,364,200
DENTSPLY SIRONA, Inc.	22,000	1,307,460
Express Scripts Holding Co. (a)	10,000	705,300
Johnson & Johnson, Inc.	37,000	4,370,810
Medtronic PLC	29,000	2,505,600
Merck & Co., Inc.	36,000	2,246,760
Mettler-Toledo International, Inc. (a)	5,400	2,267,082
Stryker Corp.	24,000	2,793,840
UnitedHealth Group, Inc.	21,000	2,940,000
Waters Corp. (a)	13,000	2,060,370
		27,976,292
Industrials (13.2%)
3M Co.	18,000	3,172,140
Deere & Co.	20,000	1,707,000
Donaldson Co., Inc.	25,000	933,250
Emerson Electric Co.	40,000	2,180,400
Hubbell, Inc.	21,500	2,316,410
Illinois Tool Works, Inc.	25,000	2,996,000
Lincoln Electric Holdings, Inc.	28,500	1,784,670
Union Pacific Corp.	32,000	3,120,960
United Parcel Service, Inc., Class B	23,000	2,515,280
W.W. Grainger, Inc.	14,000	3,147,760
		23,873,870
Information Technology (18.4%)
Accenture PLC, Class A	28,000	3,420,760
Alphabet, Inc., Class A (a)	2,500	2,010,150
Alphabet, Inc., Class C (a)	4,700	3,653,263
Apple, Inc.	50,000	5,652,500
Automatic Data Processing, Inc.	29,000	2,557,800
Cisco Systems, Inc.	88,000	2,791,360
Cognizant Technology Solutions Corp., Class A (a)	23,000	1,097,330
Dell Technologies, Inc., Class V (a)	4,458	213,092
International Business Machines Corp.	2,000	317,700
Microsoft Corp.	85,000	4,896,000
Oracle Corp.	72,500	2,847,800
QUALCOMM, Inc.	13,000	890,500
Visa, Inc., Class A	36,000	2,977,200
		33,325,455
Materials (3.3%)
AptarGroup, Inc.	26,000	2,012,660
PPG Industries, Inc.	17,000	1,757,120
Praxair, Inc.	17,500	2,114,525
		5,884,305
Telecommunication Services (1.0%)
Verizon Communications, Inc.	33,000	1,715,340
		1,715,340
Utilities (1.9%)
Consolidated Edison, Inc.	25,000	1,882,500
Eversource Energy	30,000	1,625,400
		3,507,900
TOTAL COMMON STOCKS (Cost $116,054,348)		176,931,826

INVESTMENT COMPANIES (1.1%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.13%(b)	2,014,249	2,014,249
TOTAL INVESTMENT COMPANIES (Cost $2,014,249)		2,014,249

Total Investments (Cost $118,068,597) — 99.2%(c)		178,946,075
Other assets in excess of liabilities — 0.8%		1,446,471
NET ASSETS — 100.0%		$180,392,546

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

ADR	American Depositary Receipt

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2016 (Unaudited)

Assets:
Investments, at fair value (cost $118,068,597)	$178,946,075
Dividends receivable	206,004
Receivable for investments sold	2,556,086
Receivable for capital shares issued	5,343
Prepaid expenses and other assets	10,572
Total Assets	181,724,080
Liabilities:
Payable for investments purchased	1,140,641
Payable for capital shares redeemed	49,464
Accrued expenses and other liabilities:
Investment adviser	96,379
Administration and accounting	3,995
Chief compliance officer	606
Custodian	2,648
Shareholder servicing fees	14,829
Transfer agent	6,561
Trustee	1,384
Other	15,027
Total Liabilities	1,331,534
Net Assets	$180,392,546
Composition of Net Assets:
Capital	$113,945,885
Accumulated undistributed net investment income	1,210,950
Accumulated net realized gains from investment transactions	4,358,233
Net unrealized appreciation from investments	60,877,478
Net Assets	$180,392,546
Shares outstanding (par value $0.01, unlimited number of shares authorized)	9,625,607
Net Asset Value, Offering Price and Redemption price per share	$18.74

STATEMENT OF OPERATIONS

For the period ended September 30, 2016 (Unaudited)

Investment Income:
Dividends	$1,748,901
Total Investment Income	1,748,901
Expenses:
Investment adviser	651,761
Administration and accounting	89,276
Chief compliance officer	3,265
Custodian	10,577
Shareholder servicing	102,456
Transfer agency	22,129
Trustee	6,422
Other	57,108
Total expenses before fee reductions	942,994
Fees voluntarily reduced by the transfer agent	(779)
Fees contractually reduced by the investment adviser	(70,422)
Net Expenses	871,793
Net Investment Income	877,108
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,137,162
Change in unrealized appreciation/depreciation from investments	6,084,015
Net realized/unrealized gains (losses) from investments	7,221,177
Change in Net Assets Resulting from Operations	$8,098,285

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended
	September 30,	For the year ended
	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$877,108	$1,815,115
Net realized gains from investment transactions	1,137,162	7,214,050
Change in unrealized appreciation/depreciation from investments	6,084,015	(3,912,669)
Change in Net Assets Resulting from Operations	8,098,285	5,116,496
Dividends:
Net investment income	—	(1,870,888)
Net realized gains from investment transactions	—	(7,516,146)
Change in Net Assets Resulting from Shareholder Dividends	—	(9,387,034)
Capital Share Transactions:
Proceeds from shares issued	14,501,678	22,257,331
Dividends reinvested	—	8,562,564
Cost of shares redeemed	(6,773,490)	(19,482,695)
Change in Net Assets Resulting from Capital Share Transactions	7,728,188	11,337,200
Change in Net Assets	15,826,473	7,066,662
Net Assets:
Beginning of period	164,566,073	157,499,411
End of period	$180,392,546	$164,566,073
Share Transactions:
Issued	792,793	1,287,052
Reinvested	—	489,010
Redeemed	(369,895)	(1,064,374)
Change in shares	422,898	711,688
Accumulated undistributed net investment income	$1,210,950	$333,842

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sept. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2016		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$17.88		$18.55	$18.19	$15.41	$14.39	$13.32
Investment Activities:
Operations:
Net investment income	0.09		0.23	0.18	0.16	0.16	0.13
Net realized and unrealized gains from investment transactions	0.77		0.29	1.29	2.86	1.01	1.06
Total from investment activities	0.86		0.52	1.47	3.02	1.17	1.19
Dividends:
Net investment income	—		(0.24)	(0.18)	(0.15)	(0.15)	(0.12)
Net realized gains from investments	—		(0.95)	(0.93)	(0.09)	—	—
Total dividends	—		(1.19)	(1.11)	(0.24)	(0.15)	(0.12)
Net Asset Value, End of Period	$18.74		$17.88	$18.55	$18.19	$15.41	$14.39
Total Return	4.81	%(a)	2.92%	8.13%	19.66%	8.27%	9.06%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$180,393		$164,566	$157,499	$151,879	$130,698	$104,206
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.01	%(b)	1.21%	0.95%	0.95%	1.22%	0.97%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.08	%(b)	1.10%	1.09%	1.08%	1.14%	1.09%
Portfolio turnover rate	7.52	%(a)	17.78%	21.31%	12.33%	10.34%	11.06%

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Midcap Fund
September 30, 2016 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.2%)
Consumer Discretionary (14.6%)
Advance Auto Parts, Inc.	3,000	447,360
Autoliv, Inc.	3,500	373,800
Dollar General Corp.	6,500	454,935
Hasbro, Inc.	4,575	362,935
LKQ Corp. (a)	11,500	407,790
Nordstrom, Inc.	7,550	391,694
Omnicom Group, Inc.	10,000	850,000
O’Reilly Automotive, Inc. (a)	1,300	364,143
Polaris Industries, Inc.	2,900	224,576
Ross Stores, Inc.	12,950	832,685
Sally Beauty Holdings, Inc. (a)	19,000	487,920
Williams Sonoma, Inc.	5,250	268,170
		5,466,008
Consumer Staples (6.6%)
Church & Dwight Co., Inc.	14,050	673,276
McCormick & Co., Inc.	2,725	272,282
Mead Johnson Nutrition Co.	3,200	252,832
The Clorox Co.	4,500	563,310
The Hershey Co.	3,750	358,500
Whole Foods Market, Inc.	12,000	340,200
		2,460,400
Energy (3.0%)
Cabot Oil & Gas Corp.	6,250	161,250
Dril-Quip, Inc. (a)	7,425	413,870
FMC Technologies, Inc. (a)	11,375	337,496
Oceaneering International, Inc.	7,500	206,325
		1,118,941
Financials (15.3%)
American Financial Group, Inc.	4,875	365,625
Brown & Brown, Inc.	11,000	414,810
Commerce Bancshares, Inc.	7,388	363,933
Cullen/Frost Bankers, Inc.	4,400	316,536
Discover Financial Services	10,200	576,810
East West Bancorp, Inc.	7,100	260,641
Eaton Vance Corp.	9,125	356,331
FactSet Research Systems, Inc.	3,175	514,668
Moody’s Corp.	3,400	368,152
Northern Trust Corp.	9,075	617,008
SEI Investments Co.	5,425	247,434
Signature Bank (a)	3,725	441,226
T. Rowe Price Group, Inc.	7,750	515,375
W. R. Berkley Corp.	6,160	355,802
		5,714,351
Health Care (14.6%)
C.R. Bard, Inc.	3,025	678,446
DENTSPLY SIRONA, Inc.	5,275	313,493
Laboratory Corp. of America Holdings (a)	3,500	481,180
MEDNAX, Inc. (a)	3,925	260,031
Mettler-Toledo International, Inc. (a)	1,350	566,770
Quintiles Transnational Holdings, Inc. (a)	4,675	378,956
ResMed, Inc.	4,425	286,696
STERIS PLC	5,750	420,325
The Cooper Companies, Inc.	2,575	461,595
Varian Medical Systems, Inc. (a)	3,650	363,285
VCA, Inc. (a)	5,350	374,393
Waters Corp. (a)	2,975	471,508
Zimmer Biomet Holdings, Inc.	3,175	412,814
		5,469,492
Industrials (15.5%)
AMETEK, Inc.	9,000	430,020
C.H. Robinson Worldwide, Inc.	3,500	246,610
Donaldson Co., Inc.	12,000	447,960
Dover Corp.	3,875	285,355
Expeditors International of Washington, Inc.	5,250	270,480
Genesee & Wyoming, Inc., Class A (a)	4,800	330,960
Graco, Inc.	3,500	259,000
Hubbell, Inc.	5,100	549,474
IDEX Corp.	4,775	446,797
Lincoln Electric Holdings, Inc.	6,300	394,506
Nordson Corp.	5,425	540,492
Sensata Technologies Holding NV (a)	9,500	368,410
W.W. Grainger, Inc.	3,000	674,520
Wabtec Corp.	7,175	585,838
		5,830,422
Information Technology (14.2%)
Amdocs Ltd.	9,500	549,574
Aspen Technology, Inc. (a)	6,380	298,520
Check Point Software Technologies Ltd. (a)	5,500	426,855
Citrix Systems, Inc. (a)	5,150	438,883
DST Systems, Inc.	2,175	256,476
F5 Networks, Inc. (a)	4,450	554,648
Fiserv, Inc. (a)	2,650	263,596
IPG Photonics Corp. (a)	4,475	368,516
Juniper Networks, Inc.	15,875	381,953
Paychex, Inc.	8,000	462,960
Syntel, Inc. (a)	8,850	370,904
TE Connectivity Ltd.	9,000	579,420
The Western Union Co.	17,200	358,104
		5,310,409
Materials (6.3%)
AptarGroup, Inc.	7,500	580,575
Avery Dennison Corp.	7,725	600,928
Ball Corp.	5,975	489,651
International Flavors & Fragrances, Inc.	4,750	679,108
		2,350,262
Real Estate (3.9%)
Digital Realty Trust, Inc.	4,425	429,756
Host Hotels & Resorts, Inc.	17,500	272,475
Jones Lang LaSalle, Inc.	3,950	449,471
Lamar Advertising Co., Class A	4,500	293,895
		1,445,597
Utilities (5.2%)
American Water Works Co., Inc.	4,350	325,554
Consolidated Edison, Inc.	7,450	560,985
Eversource Energy	10,333	559,842
ONE Gas, Inc.	8,000	494,720
		1,941,101
TOTAL COMMON STOCKS (Cost $27,921,436)		37,106,983

INVESTMENT COMPANIES (0.8%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.13%(b)	284,827	284,827
TOTAL INVESTMENT COMPANIES (Cost $284,827)		284,827

Total Investments (Cost $28,206,263) — 100.0%(c)		37,391,810
Other assets in excess of liabilities — 0.0%		719
NET ASSETS — 100.0%		$37,392,529

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Walden Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2016 (Unaudited)

Assets:
Investments, at fair value (cost $28,206,263)	$37,391,810
Dividends receivable	27,611
Receivable for tax reclaims	555
Prepaid expenses and other assets	6,020
Total Assets	37,425,996
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	21,446
Administration and accounting	907
Chief compliance officer	176
Custodian	781
Shareholder servicing fees	163
Transfer agent	5,284
Trustee	402
Other	4,308
Total Liabilities	33,467
Net Assets	$37,392,529
Composition of Net Assets:
Capital	$26,599,994
Accumulated undistributed net investment income	114,816
Accumulated net realized gains from investment transactions	1,492,172
Net unrealized appreciation from investments	9,185,547
Net Assets	$37,392,529
Shares outstanding (par value $0.01, unlimited number of shares authorized)	2,461,494
Net Asset Value, Offering Price and Redemption price per share	$15.19

STATEMENT OF OPERATIONS

For the period ended September 30, 2016 (Unaudited)

Investment Income:
Dividends	$265,692
Total Investment Income	265,692
Expenses:
Investment adviser	137,358
Administration and accounting	19,019
Chief compliance officer	711
Custodian	2,309
Shareholder servicing	1,099
Transfer agency	16,151
Trustee	1,406
Other	12,538
Total expenses before fee reductions	190,591
Fees voluntarily reduced by the transfer agent	(779)
Fees contractually reduced by the investment adviser	(6,126)
Net Expenses	183,686
Net Investment Income	82,006
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	993,100
Change in unrealized appreciation/depreciation from investments	451,755
Net realized/unrealized gains (losses) from investments	1,444,855
Change in Net Assets Resulting from Operations	$1,526,861

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended	For the year
	September 30,	ended
	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$82,006	$201,196
Net realized gains from investment transactions	993,100	1,695,089
Change in unrealized appreciation/depreciation from investments	451,755	(1,472,122)
Change in Net Assets Resulting from Operations	1,526,861	424,163
Dividends:
Net investment income	—	(189,252)
Net realized gains from investment transactions	—	(1,580,533)
Change in Net Assets Resulting from Shareholder Dividends	—	(1,769,785)
Capital Share Transactions:
Proceeds from shares issued	1,026,798	1,992,838
Dividends reinvested	—	1,713,082
Cost of shares redeemed	(704,530)	(1,775,818)
Change in Net Assets Resulting from Capital Share Transactions	322,268	1,930,102
Change in Net Assets	1,849,129	584,480
Net Assets:
Beginning of period	35,543,400	34,958,920
End of period	$37,392,529	$35,543,400
Share Transactions:
Issued	68,632	136,967
Reinvested	—	122,014
Redeemed	(47,426)	(121,971)
Change in shares	21,206	137,010
Accumulated undistributed net investment income	$114,816	$32,810

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

							Period
	For the six						August 1,
	months		For the year	For the year	For the year	For the year	2011
	ended		ended	ended	ended	ended	through
	Sept. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2016		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$14.57		$15.18	$14.06	$12.06	$11.11	$10.00
Investment Activities:
Operations:
Net investment income	0.03		0.09	0.05	0.04	0.06	0.02
Net realized and unrealized gains from investment transactions	0.59		0.07	1.65	2.08	0.95	1.11
Total from investment activities	0.62		0.16	1.70	2.12	1.01	1.13
Dividends:
Net investment income	—		(0.08)	(0.05)	(0.03)	(0.06)	(0.02)
Net realized gains from investments	—		(0.69)	(0.53)	(0.09)	—	—
Total dividends	—		(0.77)	(0.58)	(0.12)	(0.06)	(0.02)
Net Asset Value, End of Period	$15.19		$14.57	$15.18	$14.06	$12.06	$11.11
Total Return	4.26	%(a)	1.27%	12.25%	17.65%	9.12%	11.33	%(a)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$37,393		$35,543	$34,959	$30,577	$24,390	$14,213
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00	%(b)
Ratio of net investment income to average net assets	0.45	%(b)	0.59%	0.35%	0.30%	0.58%	0.34	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.04	%(b)	1.07%	1.04%	1.04%	1.23%	1.34	%(b)
Portfolio turnover rate	9.04	%(a)	20.10%	16.06%	14.86%	12.32%	8.43	%(a)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden SMID Cap Fund
September 30, 2016 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.1%)
Consumer Discretionary (13.9%)
Big Lots, Inc.	9,600	458,400
Brinker International, Inc.	5,200	262,236
Cheesecake Factory, Inc.	6,700	335,402
Choice Hotels International, Inc.	7,200	324,576
Dorman Products, Inc. (a)	6,700	428,130
Fossil Group, Inc. (a)	4,200	116,634
Gentherm, Inc. (a)	4,800	150,816
Interval Leisure Group, Inc.	12,300	211,191
Nordstrom, Inc.	7,600	394,288
Polaris Industries, Inc.	2,800	216,832
Sally Beauty Holdings, Inc. (a)	10,300	264,504
Tenneco, Inc. (a)	4,700	273,869
Texas Roadhouse, Inc.	7,300	284,919
The Cato Corp., Class A	8,700	286,143
Tiffany & Co.	3,700	268,731
Tupperware Brands Corp.	2,200	143,814
Williams Sonoma, Inc.	6,400	326,912
		4,747,397
Consumer Staples (1.8%)
Flowers Foods, Inc.	17,300	261,576
Whole Foods Market, Inc.	12,000	340,200
		601,776
Energy (3.1%)
Dril-Quip, Inc. (a)	3,600	200,664
FMC Technologies, Inc. (a)	11,600	344,172
Forum Energy Technologies, Inc. (a)	16,100	319,746
Oceaneering International, Inc.	7,600	209,076
		1,073,658
Financials (17.2%)
American Financial Group, Inc.	4,550	341,250
Artisan Partners Asset Management, Inc., Class A	5,700	155,040
Bank of Hawaii Corp.	6,300	457,505
Brown & Brown, Inc.	9,200	346,932
Cohen & Steers, Inc.	7,900	337,725
Commerce Bancshares, Inc.	7,400	364,524
CVB Financial Corp.	14,200	250,062
East West Bancorp, Inc.	11,700	429,507
Eaton Vance Corp.	12,200	476,410
Everest Re Group Ltd.	1,750	332,448
FactSet Research Systems, Inc.	1,950	316,095
Horace Mann Educators Corp.	6,300	230,895
SEI Investments Co.	6,100	278,221
Signature Bank (a)	3,500	414,575
SVB Financial Group (a)	3,500	386,890
Texas Capital Bancshares, Inc. (a)	3,600	197,712
UMB Financial Corp.	6,000	356,700
W. R. Berkley Corp.	4,350	251,256
		5,923,747
Health Care (12.9%)
Air Methods Corp. (a)	3,600	113,364
Chemed Corp.	2,500	352,675
Haemonetics Corp. (a)	5,100	184,671
Masimo Corp. (a)	4,700	279,603
MEDNAX, Inc. (a)	5,100	337,875
Mettler-Toledo International, Inc. (a)	1,200	503,796
Owens & Minor, Inc.	8,500	295,205
Quintiles Transnational Holdings, Inc. (a)	4,400	356,664
ResMed, Inc.	7,000	453,530
STERIS PLC	4,100	299,710
The Cooper Companies, Inc.	2,100	376,446
Varian Medical Systems, Inc. (a)	4,950	492,674
VCA, Inc. (a)	5,000	349,900
		4,396,113
Industrials (16.3%)
Applied Industrial Technologies, Inc.	7,450	348,213
C.H. Robinson Worldwide, Inc.	4,300	302,978
CLARCOR, Inc.	4,600	299,000
Donaldson Co., Inc.	10,600	395,698
Expeditors International of Washington, Inc.	6,900	355,488
Franklin Electric Co., Inc.	5,700	232,047
Genesee & Wyoming, Inc., Class A (a)	3,500	241,325
Hub Group, Inc., Class A (a)	4,600	187,496
Hubbell, Inc.	4,000	430,960
IDEX Corp.	3,000	280,710
Lincoln Electric Holdings, Inc.	4,400	275,528
Nordson Corp.	4,600	458,298
Sensata Technologies Holding NV (a)	5,000	193,900
The Toro Co.	7,300	341,932
UniFirst Corp.	3,500	461,510
Valmont Industries, Inc.	2,200	296,054
Wabtec Corp.	5,800	473,570
		5,574,707
Information Technology (16.9%)
Amdocs Ltd.	5,600	323,960
Aspen Technology, Inc. (a)	8,600	402,394
DST Systems, Inc.	3,200	377,344
F5 Networks, Inc. (a)	3,900	486,096
InterDigital, Inc.	4,000	316,800
IPG Photonics Corp. (a)	6,700	551,745
Juniper Networks, Inc.	13,600	327,216
NetApp, Inc.	9,100	325,962
NETGEAR, Inc. (a)	8,150	492,994
Plantronics, Inc.	6,200	322,152
Synaptics, Inc. (a)	1,600	93,728
Syntel, Inc. (a)	10,700	448,436
Tech Data Corp. (a)	3,200	271,072
Teradata Corp. (a)	11,200	347,200
The Western Union Co.	16,100	335,202
WEX, Inc. (a)	3,100	335,079
		5,757,380
Materials (5.3%)
AptarGroup, Inc.	4,100	317,381
Avery Dennison Corp.	2,500	194,475
Calgon Carbon Corp.	17,100	259,407
International Flavors & Fragrances, Inc.	2,500	357,425
Minerals Technologies, Inc.	3,800	268,622
Silgan Holdings, Inc.	8,100	409,779
		1,807,089
Real Estate (8.5%)
CoreSite Realty Corp.	5,900	436,836
DuPont Fabros Technology, Inc.	8,400	346,500
Jones Lang LaSalle, Inc.	3,800	432,402
Lamar Advertising Co., Class A	3,900	254,709
LaSalle Hotel Properties	17,500	417,725
National Health Investors, Inc.	4,000	313,920
Ryman Hospitality Properties, Inc.	4,350	209,496
Tanger Factory Outlet Centers, Inc.	12,300	479,208
		2,890,796
Utilities (3.2%)
American States Water Co.	6,100	244,305
New Jersey Resources Corp.	9,900	325,314
ONE Gas, Inc.	8,400	519,456
		1,089,075
TOTAL COMMON STOCKS (Cost $29,198,036)		33,861,738

INVESTMENT COMPANIES (0.8%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.13%(b)	260,518	260,518
TOTAL INVESTMENT COMPANIES (Cost $260,518)		260,518

Total Investments (Cost $29,458,554) — 99.9%(c)		34,122,256
Other assets in excess of liabilities — 0.1%		26,937
NET ASSETS — 100.0%		$34,149,193

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Walden SMID Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2016 (Unaudited)

Assets:
Investments, at fair value (cost $29,458,554)	$34,122,256
Dividends receivable	35,855
Receivable for capital shares issued	11,000
Prepaid expenses and other assets	9,079
Total Assets	34,178,190
Liabilities:
Payable for capital shares redeemed	12
Accrued expenses and other liabilities:
Investment adviser	17,540
Administration and accounting	859
Chief compliance officer	146
Custodian	646
Shareholder servicing fees	367
Transfer agent	5,479
Trustee	334
Other	3,614
Total Liabilities	28,997
Net Assets	$34,149,193
Composition of Net Assets:
Capital	$27,834,314
Accumulated undistributed net investment income	138,773
Accumulated net realized gains from investment transactions	1,512,404
Net unrealized appreciation from investments	4,663,702
Net Assets	$34,149,193
Shares outstanding (par value $0.01, unlimited number of shares authorized)	2,394,540
Net Asset Value, Offering Price and Redemption price per share	$14.26

STATEMENT OF OPERATIONS

For the period ended September 30, 2016 (Unaudited)

Investment Income:
Dividends	$252,248
Total Investment Income	252,248
Expenses:
Investment adviser	124,707
Administration and accounting	17,355
Chief compliance officer	652
Custodian	2,119
Shareholder servicing	4,027
Transfer agency	17,336
Trustee	1,284
Registration	10,080
Other	8,591
Total expenses before fee reductions	186,151
Fees voluntarily reduced by the transfer agent	(779)
Fees contractually reduced by the investment adviser	(18,598)
Net Expenses	166,774
Net Investment Income	85,474
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	755,345
Change in unrealized appreciation/depreciation from investments	1,244,319
Net realized/unrealized gains (losses) from investments	1,999,664
Change in Net Assets Resulting from Operations	$2,085,138

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended	For the year
	September 30,	ended
	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$85,474	$85,801
Net realized gains from investment transactions	755,345	2,067,072
Change in unrealized appreciation/depreciation from investments	1,244,319	(2,573,638)
Change in Net Assets Resulting from Operations	2,085,138	(420,765)
Dividends:
Net investment income	—	(46,429)
Net realized gains from investment transactions	—	(1,794,699)
Change in Net Assets Resulting from Shareholder Dividends	—	(1,841,128)
Capital Share Transactions:
Proceeds from shares issued	2,377,602	7,159,481
Dividends reinvested	—	1,419,506
Cost of shares redeemed	(2,765,615)	(2,234,323)
Change in Net Assets Resulting from Capital Share Transactions	(388,013)	6,344,664
Change in Net Assets	1,697,125	4,082,771
Net Assets:
Beginning of period	32,452,068	28,369,297
End of period	$34,149,193	$32,452,068
Share Transactions:
Issued	171,532	543,712
Reinvested	—	109,954
Redeemed	(199,259)	(161,080)
Change in shares	(27,727)	492,586
Accumulated undistributed net investment income	$138,773	$53,299

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

						Period
	For the six					June 28,
	months		For the year	For the year	For the year	2012
	ended		ended	ended	ended	through
	Sept. 30,		March 31,	March 31,	March 31,	March 31,
	2016		2016	2015	2014	2013
	(Unaudited)
Net Asset Value, Beginning of Period	$13.40		$14.70	$13.97	$12.09	$10.00
Investment Activities:
Operations:
Net investment income	0.04		0.04	0.01	(0.01)	0.03
Net realized and unrealized gains (losses) from investment transactions	0.82		(0.44)	1.03	2.38	2.09
Total from investment activities	0.86		(0.40)	1.04	2.37	2.12
Dividends:
Net investment income	—		(0.02)	(0.01)	—	(0.03)
Net realized gains from investments	—		(0.88)	(0.30)	(0.49)	—
Total dividends	—		(0.90)	(0.31)	(0.49)	(0.03)

Net Asset Value, End of Period	$14.26		$13.40	$14.70	$13.97	$12.09
Total Return	6.42	%(a)	(2.47)%	7.60%	19.68%	21.28	%(a)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$34,149		$32,452	$28,369	$25,780	$20,458
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00	%(b)
Ratio of net investment income to average net assets	0.51	%(b)	0.30%	0.08%	(0.05)%	0.43	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.12	%(b)	1.15%	1.12%	1.12%	1.60	%(b)
Portfolio turnover rate	16.32	%(a)	43.24%	33.61%	51.57%	13.31	%(a)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Small Cap Fund
September 30, 2016 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.4%)
Consumer Discretionary (13.6%)
Big Lots, Inc.	22,425	1,070,794
Brinker International, Inc.	12,150	612,725
Cheesecake Factory, Inc.	18,200	911,092
Choice Hotels International, Inc.	23,550	1,061,633
Dorman Products, Inc. (a)	17,975	1,148,603
Fossil Group, Inc. (a)	10,025	278,394
Gentherm, Inc. (a)	14,800	465,016
Interval Leisure Group, Inc.	41,675	715,560
Sally Beauty Holdings, Inc. (a)	35,525	912,282
Tenneco, Inc. (a)	13,875	808,496
Texas Roadhouse, Inc.	16,950	661,559
The Cato Corp., Class A	24,900	818,961
Tupperware Brands Corp.	6,725	439,613
Williams Sonoma, Inc.	15,600	796,848
		10,701,576
Consumer Staples (2.7%)
Flowers Foods, Inc.	40,300	609,336
Tootsie Roll Industries, Inc.	21,035	774,719
United Natural Foods, Inc. (a)	17,775	711,711
		2,095,766
Energy (2.8%)
Dril-Quip, Inc. (a)	9,275	516,989
Forum Energy Technologies, Inc. (a)	42,550	845,043
Natural Gas Services Group, Inc. (a)	15,100	371,309
Oceaneering International, Inc.	17,675	486,239
		2,219,580
Financials (15.9%)
1st Source Corp.	9,250	330,179
Artisan Partners Asset Management, Inc., Class A	16,450	447,440
Bank of Hawaii Corp.	21,950	1,594,008
Cohen & Steers, Inc.	29,500	1,261,125
Commerce Bancshares, Inc.	19,500	960,570
CVB Financial Corp.	32,575	573,646
Dime Community Bancshares, Inc.	22,800	382,128
Eagle Bancorp, Inc. (a)	10,600	522,898
Eaton Vance Corp.	29,925	1,168,571
Horace Mann Educators Corp.	14,725	539,671
Independent Bank Corp.	14,500	784,305
Infinity Property & Casualty Corp.	8,475	700,290
Lakeland Financial Corp.	14,512	514,015
Texas Capital Bancshares, Inc. (a)	9,275	509,383
Tompkins Financial Corp.	6,300	481,383
Trustmark Corp.	18,500	509,860
UMB Financial Corp.	20,275	1,205,349
		12,484,821
Health Care (14.4%)
Air Methods Corp. (a)	16,750	527,458
Anika Therapeutics, Inc. (a)	16,200	775,170
Atrion Corp.	1,050	447,930
Bio-Techne Corp.	5,850	640,575
Bruker Corp.	35,400	801,810
Chemed Corp.	8,100	1,142,666
Computer Programs & Systems, Inc.	12,425	323,796
CorVel Corp. (a)	8,875	340,800
Ensign Group, Inc.	30,025	604,403
Globus Medical, Inc., Class A (a)	23,300	525,881
Haemonetics Corp. (a)	18,775	679,843
Masimo Corp. (a)	19,100	1,136,258
Meridian Bioscience, Inc.	44,475	857,923
Owens & Minor, Inc.	31,100	1,080,103
PAREXEL International Corp. (a)	8,450	586,853
U.S. Physical Therapy, Inc.	13,750	862,125
		11,333,594
Industrials (15.5%)
Applied Industrial Technologies, Inc.	22,350	1,044,639
Chart Industries, Inc. (a)	15,000	492,450
CLARCOR, Inc.	17,350	1,127,749
Donaldson Co., Inc.	17,850	666,341
Franklin Electric Co., Inc.	24,900	1,013,679
Genesee & Wyoming, Inc., Class A (a)	5,050	348,198
Herman Miller, Inc.	19,075	545,545
Hub Group, Inc., Class A (a)	18,600	758,136
Landstar System, Inc.	11,125	757,390
Lincoln Electric Holdings, Inc.	9,675	605,849
Nordson Corp.	5,975	595,289
Tennant Co.	16,475	1,067,580
The Toro Co.	17,200	805,648
UniFirst Corp.	11,250	1,483,425
Valmont Industries, Inc.	6,375	857,884
		12,169,802
Information Technology (19.7%)
Aspen Technology, Inc. (a)	23,150	1,083,189
Coherent, Inc. (a)	7,275	804,179
DHI Group, Inc. (a)	74,250	585,833
DST Systems, Inc.	9,675	1,140,875
ExlService Holdings, Inc. (a)	14,475	721,434
InterDigital, Inc.	13,825	1,094,940
IPG Photonics Corp. (a)	11,800	971,729
NETGEAR, Inc. (a)	17,700	1,070,673
NIC, Inc.	53,325	1,253,137
Plantronics, Inc.	21,200	1,101,551
Power Integrations, Inc.	13,875	874,541
Synaptics, Inc. (a)	4,175	244,572
Syntel, Inc. (a)	24,300	1,018,413
Tech Data Corp. (a)	9,850	834,394
Teradata Corp. (a)	31,300	970,300
Ubiquiti Networks, Inc. (a)	15,075	806,513
WEX, Inc. (a)	8,875	959,299
		15,535,572
Materials (4.4%)
Calgon Carbon Corp.	33,800	512,746
Minerals Technologies, Inc.	16,475	1,164,618
Quaker Chemical Corp.	7,825	828,902
Silgan Holdings, Inc.	18,800	951,092
		3,457,358
Real Estate (6.9%)
CoreSite Realty Corp.	13,650	1,010,646
DuPont Fabros Technology, Inc.	24,450	1,008,563
LaSalle Hotel Properties	29,725	709,536
National Health Investors, Inc.	9,475	743,598
Ryman Hospitality Properties, Inc.	14,400	693,504
Tanger Factory Outlet Centers, Inc.	31,550	1,229,187
		5,395,034
Utilities (3.5%)
American States Water Co.	12,000	480,600
New Jersey Resources Corp.	22,650	744,279
ONE Gas, Inc.	24,550	1,518,172
		2,743,051
TOTAL COMMON STOCKS (Cost $64,737,104)		78,136,154

INVESTMENT COMPANIES (0.6%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.13%(b)	458,811	458,811
TOTAL INVESTMENT COMPANIES (Cost $458,811)		458,811

Total Investments (Cost $65,195,915) — 100.0%(c)		78,594,965
Other assets in excess of liabilities — 0.0%		7,080
NET ASSETS — 100.0%		$78,602,045

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Walden Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2016 (Unaudited)

Assets:
Investments, at fair value (cost $65,195,915)	$78,594,965
Dividends receivable	75,815
Prepaid expenses and other assets	11,336
Total Assets	78,682,116
Liabilities:
Payable for capital shares redeemed	15,000
Accrued expenses and other liabilities:
Investment adviser	44,484
Administration and accounting	1,847
Chief compliance officer	359
Custodian	1,551
Shareholder servicing fees	1,695
Transfer agent	5,823
Trustee	819
Other	8,493
Total Liabilities	80,071
Net Assets	$78,602,045
Composition of Net Assets:
Capital	$62,479,322
Accumulated undistributed net investment income	328,923
Accumulated net realized gains from investment transactions	2,394,750
Net unrealized appreciation from investments	13,399,050
Net Assets	$78,602,045
Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,476,384
Net Asset Value, Offering Price and Redemption price per share	$17.56

STATEMENT OF OPERATIONS

For the period ended September 30, 2016 (Unaudited)

Investment Income:
Dividends	$559,647
Total Investment Income	559,647
Expenses:
Investment adviser	277,812
Administration and accounting	38,257
Chief compliance officer	1,440
Custodian	4,682
Shareholder servicing	20,859
Transfer agency	17,477
Trustee	2,841
Other	28,444
Total expenses before fee reductions	391,812
Fees voluntarily reduced by the transfer agent	(779)
Fees contractually reduced by the investment adviser	(19,379)
Net Expenses	371,654
Net Investment Income	187,993
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	850,151
Change in unrealized appreciation/depreciation from investments	3,881,572
Net realized/unrealized gains (losses) from investments	4,731,723
Change in Net Assets Resulting from Operations	$4,919,716

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended	For the year
	September 30,	ended
	2016	March 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$187,993	$338,961
Net realized gains from investment transactions	850,151	7,497,629
Change in unrealized appreciation/depreciation from investments	3,881,572	(9,256,458)
Change in Net Assets Resulting from Operations	4,919,716	(1,419,868)
Dividends:
Net investment income	—	(296,905)
Net realized gains from investment transactions	—	(11,528,479)
Change in Net Assets Resulting from Shareholder Dividends	—	(11,825,384)
Capital Share Transactions:
Proceeds from shares issued	5,429,312	2,460,171
Dividends reinvested	—	9,605,667
Cost of shares redeemed	(1,501,189)	(16,806,854)
Change in Net Assets Resulting from Capital Share Transactions	3,928,123	(4,741,016)
Change in Net Assets	8,847,839	(17,986,268)
Net Assets:
Beginning of period	69,754,206	87,740,474
End of period	$78,602,045	$69,754,206
Share Transactions:
Issued	324,467	149,403
Reinvested	—	612,606
Redeemed	(88,203)	(985,635)
Change in shares	236,264	(223,626)
Accumulated undistributed net investment income	$328,923	$140,930

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sept. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2016		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$16.45		$19.66	$20.43	$18.48	$16.92	$17.64
Investment Activities:
Operations:
Net investment income	0.04		0.08	0.04	0.01	0.07	0.01
Net realized and unrealized gains (losses) from investment transactions	1.07		(0.38)	0.66	3.42	1.93	0.27
Total from investment activities	1.11		(0.30)	0.70	3.43	2.00	0.28
Dividends:
Net investment income	—		(0.07)	(0.02)	—	(0.07)	(0.02)
Net realized gains from investments	—		(2.84)	(1.45)	(1.48)	(0.37)	(0.98)
Total dividends	—		(2.91)	(1.47)	(1.48)	(0.44)	(1.00)
Net Asset Value, End of Period	$17.56		$16.45	$19.66	$20.43	$18.48	$16.92
Total Return	6.75	%(a)	(0.80)%	3.86%	18.58%	12.05%	2.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$78,602		$69,754	$87,740	$103,791	$95,233	$69,544
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.51	%(b)	0.45%	0.17%	0.03%	0.40%	0.06%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.05	%(b)	1.06%	1.01%	1.05%	1.09%	1.15%
Portfolio turnover rate	10.10	%(a)	38.05%	28.74%	36.60%	31.98%	24.62%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden International Equity Fund
September 30, 2016 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.9%)
Australia (6.4%)
Australia & New Zealand Banking Group Ltd.	5,000	106,487
Brambles Ltd.	10,612	97,797
Commonwealth Bank of Australia	2,900	161,682
CSL Ltd.	1,803	148,232
Origin Energy Ltd.	28,500	120,169
Telstra Corp. Ltd.	24,807	98,889
Westpac Banking Corp.	4,734	107,687
Woodside Petroleum Ltd.	4,855	107,628
		948,571
Belgium (0.7%)
Colruyt SA	1,991	110,557
		110,557
Canada (8.7%)
Bank of Montreal	1,695	111,083
BCE, Inc.	2,298	106,141
Canadian National Railway Co.	1,635	106,889
Great-West Lifeco, Inc.	4,143	101,980
IGM Financial, Inc.	3,913	105,655
Intact Financial Corp.	1,398	101,072
Magna International, Inc.	2,576	110,596
Metro, Inc.	3,018	99,089
Rogers Communications, Inc., Class B	2,385	101,196
Royal Bank of Canada	2,020	125,131
The Bank of Nova Scotia	2,020	107,052
The Toronto-Dominion Bank	2,451	108,817
		1,284,701
Denmark (1.5%)
Novo Nordisk A/S	2,430	101,298
Novozymes A/S	2,873	126,739
		228,037
Finland (0.8%)
Kone OYJ	2,380	120,810
		120,810
France (8.9%)
Air Liquide SA	906	97,144
AXA SA	4,979	105,851
Danone SA	1,600	118,789
Dassault Systemes	1,264	109,714
Essilor International SA	794	102,409
Imerys SA	1,464	105,727
Legrand SA	1,702	100,318
L’Oreal SA	600	113,391
Publicis Groupe SA	1,515	114,622
Schneider Electric SE	1,900	132,154
Suez Environnement Co.	6,790	112,192
Technip SA	1,760	108,181
		1,320,492
Germany (8.6%)
Allianz SE	710	105,500
Beiersdorf AG	1,103	104,102
Deutsche Boerse AG	1,245	97,215
Fresenius SE & Co. KGaA	1,416	113,098
Fuchs Petrolub SE	2,475	112,985
Hannover Rueck SE	990	106,109
Henkel AG & Co. KGaA	1,000	116,619
Linde AG	580	98,541
Merck KGaA	1,090	117,557
Muenchener Rueckversicherungs-Gesellschaft AG	562	104,949
SAP AG	2,200	201,169
		1,277,844
Hong Kong (2.9%)
Hang Lung Properties Ltd.	47,400	107,522
Hang Seng Bank Ltd.	5,920	106,274
Li & Fung Ltd.	198,000	102,026
MTR Corp. Ltd.	20,370	112,568
		428,390
Ireland (0.7%)
Experian PLC	5,419	108,240
		108,240
Israel (0.7%)
Check Point Software Technologies Ltd.(a)	1,294	100,427
		100,427
Italy (1.6%)
Luxottica Group SpA	2,500	119,392
Snam SpA	20,137	111,643
		231,035
Japan (20.4%)
Astellas Pharma, Inc.	6,550	102,320
Benesse Holdings, Inc.	4,360	111,377
Canon, Inc.	3,475	100,902
Central Japan Railway Co.	615	105,307
Chugai Pharmaceutical Co. Ltd.	3,200	115,679
Daiwa House Industry Co. Ltd.	4,290	117,755
Denso Corp.	2,435	97,182
East Japan Railway Co.	1,225	110,590
Fast Retailing Co. Ltd.	305	98,232
INPEX Corp.	12,675	115,264
KDDI Corp.	4,100	127,045
Mitsubishi Electric Corp.	8,175	104,792
Nippon Telegraph & Telephone Corp.	2,380	108,868
Nitto Denko Corp.	1,900	123,415
Nomura Research Institute Ltd.	3,080	106,319
NTT DOCOMO, Inc.	4,410	112,044
Oracle Corporation Japan	1,800	101,711
Oriental Land Co. Ltd.	1,725	105,064
Secom Co. Ltd.	1,435	107,174
Sumitomo Mitsui Financial Group, Inc.	2,450	82,772
Terumo Corp.	2,800	107,720
The Chiba Bank Ltd.	20,245	114,993
The Hachijuni Bank Ltd.	21,240	110,638
The Shizuoka Bank Ltd.	14,180	113,627
Tokio Marine Holdings, Inc.	2,650	101,642
Toyota Motor Corp.	1,700	98,626
Yahoo Japan Corp.	24,535	97,880
Yamato Holdings Co. Ltd.	4,675	108,988
		3,007,926
Luxembourg (0.8%)
Tenaris SA	8,480	120,767
		120,767
Netherlands (3.1%)
Akzo Nobel NV	1,787	120,857
Koninklijke Ahold Delhaize NV	6,028	137,276
Koninklijke Vopak NV	2,166	113,585
Wolters Kluwer NV	2,000	85,491
		457,209
Norway (0.7%)
Statoil ASA	6,461	108,517
		108,517
Singapore (1.4%)
ComfortDelGro Corp. Ltd.	48,150	99,620
Singapore Exchange Ltd.	18,680	101,911
		201,531

See Notes to Financial Statements

Security Description	Shares	Fair Value ($)
Spain (3.1%)
Banco Bilbao Vizcaya Argentaria SA	16,788	101,564
Bankinter SA	14,004	99,626
Gas Natural SDG SA	4,843	99,550
Inditex SA	4,067	150,776
		451,516
Sweden (3.0%)
ASSA Abloy AB	4,656	94,584
Atlas Copco AB	4,000	120,459
Nordea Bank AB	10,703	106,322
Svenska Handelsbanken AB	8,480	116,606
		437,971
Switzerland (8.7%)
ABB Ltd.	4,575	103,143
Cie Financiere Richemont SA	1,663	101,454
Givaudan SA	51	104,007
Nestle SA	4,529	357,739
Novartis AG	2,900	228,940
Roche Holding AG	1,170	290,833
SGS SA	48	107,590
		1,293,706
United Kingdom (16.2%)
Aberdeen Asset Management PLC	26,761	112,933
Admiral Group PLC	4,075	108,135
Burberry Group PLC	5,795	103,388
Compass Group PLC	5,409	104,735
Croda International PLC	2,719	122,670
Investec PLC	16,474	100,403
ITV PLC	37,902	91,923
J Sainsbury PLC	31,672	100,858
Johnson Matthey PLC	2,547	108,620
Marks & Spencer Group PLC	22,170	95,094
National Grid PLC	7,177	101,341
Next PLC	1,386	85,776
Petrofac Ltd.	8,827	102,150
Reckitt Benckiser Group PLC	1,921	180,819
RELX PLC	5,597	106,119
Schroders PLC	3,143	109,737
Severn Trent PLC	3,168	102,776
Smith & Nephew PLC	6,383	102,928
Smiths Group PLC	6,000	113,873
Unilever PLC	5,044	238,638
WPP PLC	4,299	101,031
		2,393,947
TOTAL COMMON STOCKS (Cost $14,938,789)		14,632,194

INVESTMENT COMPANIES (0.2%)
JPMorgan U.S. Government Money Market Fund, 0.13%(b)	26,493	26,493
TOTAL INVESTMENT COMPANIES (Cost $26,493)		26,493

Total Investments (Cost $14,965,282) — 99.1%(c)		14,658,687
Other assets in excess of liabilities — 0.9%		140,304
NET ASSETS — 100.0%		$14,798,991

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The Fund invested, as a percentage of net assets at value, in the following industries as of September 30, 2016:

Percentage of Total
Industry	Net Assets
Financials	21.9%
Industrials	14.4%
Consumer Discretionary	12.2%
Consumer Staples	11.3%
Health Care	10.4%
Materials	7.5%
Energy	6.0%
Information Technology	5.6%
Telecommunication Services	4.4%
Utilities	3.7%
Real Estate	1.5%
Investment Companies	0.2%
Other net assets	0.9%
Total	100.0%

See Notes to Financial Statements

Financial Statements	Walden International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2016 (Unaudited)

Assets:
Investments, at fair value (cost $14,965,282)	$14,658,687
Cash	149,553
Foreign currency, at fair value (cost $2,678)	2,678
Dividends receivable	42,394
Receivable for investments sold	63,800
Receivable for tax reclaims	11,368
Prepaid expenses and other assets	3,518
Total Assets	14,931,998
Liabilities:
Payable for investments purchased	121,685
Accrued expenses and other liabilities:
Investment adviser	670
Administration and accounting	2,955
Chief compliance officer	33
Custodian	4,021
Transfer agent	2,694
Trustee	75
Other	874
Total Liabilities	133,007
Net Assets	$14,798,991
Composition of Net Assets:
Capital	$14,977,020
Accumulated undistributed net investment income	246,034
Accumulated net realized losses from investment transactions	(117,605)
Net unrealized depreciation from investments	(306,458)
Net Assets	$14,798,991
Shares outstanding (par value $0.01, unlimited number of shares authorized)	1,509,956
Net Asset Value, Offering Price and Redemption price per share	$9.80

STATEMENT OF OPERATIONS

For the period ended September 30, 2016 (Unaudited)

Investment Income:
Dividends	$296,063
Less: Foreign tax withholding	(36,221)
Total Investment Income	259,842
Expenses:
Investment adviser	49,719
Administration and accounting	25,231
Chief compliance officer	279
Custodian	27,261
Transfer agency	13,912
Trustee	549
Other	4,870
Total expenses before fee reductions	121,821
Fees contractually reduced by the investment adviser	(45,316)
Net Expenses	76,505
Net Investment Income	183,337
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions	(66,912)
Change in unrealized appreciation/depreciation from investments	361,230
Net realized/unrealized gains (losses) from investments	294,318
Change in Net Assets Resulting from Operations	$477,655

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the period
	months ended	Jun. 9, 2015(a)
	September 30,	through
	2016	Mar. 31, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$183,337	$97,506
Net realized losses from investment transactions	(66,912)	(41,713)
Change in unrealized appreciation/depreciation from investments	361,230	(667,688)
Change in Net Assets Resulting from Operations	477,655	(611,895)
Dividends:
Net investment income	—	(39,886)
Net realized gains from investment transactions	—	(4,339)
Change in Net Assets Resulting from Shareholder Dividends	—	(44,225)
Capital Share Transactions:
Proceeds from shares issued	1,535,230	13,146,620
Proceeds from shares issued in subscription in-kind(b)	—	251,381
Dividends reinvested	—	44,225
Change in Net Assets Resulting from Capital Share Transactions	1,535,230	13,442,226
Change in Net Assets	2,012,885	12,786,106
Net Assets:
Beginning of period	12,786,106	—
End of period	$14,798,991	$12,786,106
Share Transactions:
Issued	157,518	1,322,610
Issued in subscriptions in-kind(b)	—	25,138
Reinvested	—	4,690
Change in shares	157,518	1,352,438
Accumulated undistributed net investment income	$246,034	$62,697

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Commencement of operations on June 9, 2015.
(b)	See Note 3 to Financial Statements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

			Period
	For the six		June 9,
	months		2015
	ended		through
	Sept. 30,		March 31,
	2016		2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.45		$10.00
Investment Activities:
Operations:
Net investment income	0.12		0.08
Net realized and unrealized gains (losses) from investment transactions	0.23		(0.59)
Total from investment activities	0.35		(0.51)
Dividends:
Net investment income	—		(0.04)
Net realized gains from investments	—		—
Total dividends	—		(0.04)
Net Asset Value, End of Period	$9.80		$9.45
Total Return	3.70	%(b)	(5.09	)%(b)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$14,799		$12,786
Ratio of net expenses to average net assets	1.15	%(c)	1.15	%(c)
Ratio of net investment income to average net assets	2.76	%(c)	1.22	%(c)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(d)	1.83	%(c)	2.21	%(c)
Portfolio turnover rate	4.75	%(b)	5.11	%(b)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Commencement of operations on June 9, 2015.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Notes to Financial Statements	September 30, 2016
(Unaudited)

1.               Organization:

The Boston Trust & Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified Fund under the 1940 Act:

Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund
Boston Trust Small Cap Fund	Small Cap Fund

Walden Asset Management Fund	Walden Asset Management Fund
Walden Equity Fund	Walden Equity Fund
Walden Midcap Fund	Walden Midcap Fund
Walden SMID Cap Fund (formerly Walden SMID Cap Innovations Fund)	Walden SMID Cap Fund
Walden Small Cap Fund (formerly Walden Small Cap Innovations Fund)	Walden Small Cap Fund
Walden International Equity Fund	Walden International Equity Fund

The investment objective of the Asset Management Fund and Walden Asset Management Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and Walden Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and Walden Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and Walden SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies. The investment objective of the Small Cap Fund and Walden Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the Walden International Equity Fund is to seek long-term capital growth through an actively managed portfolio of equities of international companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.

2.               Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in the opinion of Boston Trust Investment Management, Inc. (the “Adviser”), market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The advisor believe that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fairvalued” by an independent pricing service through the use of factors which take such volatility into account.

Investments in investment companies and money market funds are valued at net asset value per share.

Continued

Notes to Financial Statements	September 30, 2016
(Unaudited)

Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2016 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities

Asset Management Fund
Common Stocks(1)	$296,220,326	$—	$296,220,326
Corporate Bonds(1)	—	17,685,389	17,685,389
Municipal Bonds(2)	—	5,981,709	5,981,709
U.S. Government & U.S. Government Agency Obligations	—	59,058,879	59,058,879
Investment Companies	15,123,037	—	15,123,037
Total	311,343,363	82,725,977	394,069,340

Equity Fund
Common Stocks(1)	114,994,906	—	114,994,906
Investment Companies	1,826,649	—	1,826,649
Total	116,821,555	—	116,821,555

Midcap Fund
Common Stocks(1)	49,619,156	—	49,619,156
Investment Companies	587,585	—	587,585
Total	50,206,741	—	50,206,741

SMID Cap Fund
Common Stocks(1)	5,882,697	—	5,882,697
Investment Companies	123,844	—	123,844
Total	6,006,541	—	6,006,541

Small Cap Fund
Common Stocks(1)	367,866,727	—	367,866,727
Investment Companies	5,019,004	—	5,019,004
Total	372,885,731	—	372,885,731

Walden Asset Management Fund
Common Stocks(1)	68,031,088	—	68,031,088
Corporate Bonds(1)	—	4,338,433	4,338,433
Municipal Bonds(2)	—	482,857	482,857
U.S. Government & U.S. Government Agency Obligations	—	19,463,989	19,463,989
Investment Companies	2,100,306	—	2,100,306
Certificate of Deposit	—	100,351	100,351
Total	70,131,394	24,385,630	94,517,024

Walden Equity Fund
Common Stocks(1)	176,931,826	—	176,931,826
Investment Companies	2,014,249	—	2,014,249
Total	178,946,075	—	178,946,075

Walden Midcap Fund
Common Stocks(1)	37,106,983	—	37,106,983
Investment Companies	284,827	—	284,827
Total	37,391,810	—	37,391,810

Walden SMID Cap Fund
Common Stocks(1)	33,861,738	—	33,861,738
Investment Companies	260,518	—	260,518
Total	34,122,256	—	34,122,256

Continued

Notes to Financial Statements	September 30, 2016
(Unaudited)

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities

Walden Small Cap Fund
Common Stocks(1)	$78,136,154	$—	$78,136,154
Investment Companies	458,811	—	458,811
Total	78,594,965	—	78,594,965

Walden International Equity Fund
Common Stocks(3)
Auto Components	110,596	97,182	207,778
Banks	452,083	1,328,278	1,780,361
Capital Markets	105,655	522,199	627,854
Diversified Telecommunication Services	106,141	207,757	313,898
Food & Staples Retailing	99,089	348,691	447,780
Insurance	203,052	632,186	835,238
Road & Rail	106,889	428,085	534,974
Software	100,427	412,594	513,021
Wireless Telecommunication Services	101,196	239,089	340,285
Other Common Stocks	—	9,031,005	9,031,005
Investment Companies	26,493	—	26,493
Total	1,411,621	13,247,066	14,658,687

(1)         For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

(2)         For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

(3)         For detailed country classifications, see the accompanying Schedules of Portfolio Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of September 30, 2016, from the valuation input levels used on March 31, 2016. The Funds did not hold any Level 3 securities during the period ended September 30, 2016.

Security Transactions and Related Income:

Security transactions are recorded no later than one business day after trade date. For financial reporting purposes, security transactions are recorded on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT.

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Dividends to Shareholders:

Dividends to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the Funds. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the Funds.

The amounts of dividends to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. return of capital, net operating loss, reclassification of certain market discounts, gain/ loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales and post October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statement of Operations. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the six months ended September 30, 2016.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i)                 value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)              purchases and sales of Investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

Continued

Notes to Financial Statements	September 30, 2016
(Unaudited)

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

3.              Related Party Transactions and Other Service Arrangements:

Investment Adviser:

The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.75%
Equity Fund	0.75%
Midcap Fund	0.75%
SMID Cap Fund	0.75%
Small Cap Fund	0.75%

Fund	Fee Rate
Walden Asset Management Fund	0.75%
Walden Equity Fund	0.75%
Walden Midcap Fund	0.75%
Walden SMID Cap Fund	0.75%
Walden Small Cap Fund	0.75%
Walden International Equity Fund	0.75%

Additionally, two trustees of the Trust are officers of the Adviser or its affiliate, and an officer of the Trust is an officer of the Adviser. These persons are not paid directly by the Funds.

Administration and Fund Accounting:

Citi Fund Services Ohio, Inc. (“Citi”) serves the Funds as administrator. Citi provides administrative and fund accounting services for a fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Trust.

Certain officers of the Trust are affiliated with Citi. Such persons were paid no fees directly by the Funds for serving as Officers of the Trust. Citi makes an employee available to serve as the Funds’ Chief Compliance Officer (“CCO”) under a Compliance Service Agreement between the Funds and Citi (the CCO Agreement”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $28,751 for the six months ended September 30, 2016, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by the CCO as an employee of Citi.

Distribution:

BHIL Distributors, LLC., (“BHIL”), a wholly-owned subsidiary of Foreside Distribution Services, L.P., serves as the Funds’ distribution agent. The distribution agreement provides for payment of a fixed annual fee of $35,000 for review of sales literature and dealer set-up efforts, and reimbursement of out-of-pocket expenses. These amounts are paid monthly to BHIL from the Advisor and not by the Funds. BHIL is not affiliated with Citi or the Adviser.

Shareholder Services:

The Funds may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship.

Custodian and Transfer Agency:

Boston Trust & Investment Management Company (Boston Trust), the parent company of the Adviser, acts as the Funds transfer agent. Under the transfer agency agreement, Boston Trust receives a fixed fee of $18,000 annually per fund, accrued daily and paid monthly for its services. Under a sub-transfer agency agreement assigned from Citi, FIS Investor Services, LLC (formerly SunGard Investor Services, LLC) receives a fixed annual fee accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust.

Boston Trust acts as the Funds’ custodian, with the exception of the Walden International Fund. Under the custody agreement, Boston Trust receives an annual asset based fee of 0.014% of the value of securities held. Citibank, N.A. receives sub-custodian fees from Boston Trust for each Fund except the Walden International Fund. Under a separate custody agreement, Citibank, N.A., an affiliate of Citi, receives a fee based on a percentage of assets held on behalf of the Walden International Fund, transaction fees and certain out of pocket expenses for its services. Such percentages vary by the jurisdiction in which the assets are held.

Fee Reductions:

The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles) of each Fund, except the SMID Cap Fund and the Walden International Equity Fund, to 1.00% of the average daily net assets. The Adviser has agreed to reduce its fees payable by the SMID Cap Fund and the Walden International Equity Fund to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses of the SMID Cap Fund to 0.75% of its average daily net assets and the Walden International Equity Fund to 1.15% of its average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective August 1 of every year until the Adviser provides written notice of non-renewal to the Trust.

Continued

Notes to Financial Statements	September 30, 2016
(Unaudited)

Pursuant to its agreement, for the years ended March 31, 2014, 2015 and 2016, and the period ended September 30, 2016 the Adviser reimbursed, and has yet to recoup, fees in the following amounts:

Fund	Amount	Expires
Midcap Fund	$4	2017
	1,824	2018
	8,884	2019
	1,438	2020
SMID Cap Fund	23,931	2017
	29,670	2018
	44,650	2019
	23,907	2020
Small Cap Fund	355,171	2017
	213,139	2018
	297,469	2019
	88,506	2020
Walden Asset Management Fund	28,632	2017
	25,881	2018
	40,670	2019
	16,475	2020
Walden Equity Fund	113,975	2017
	124,593	2018
	151,560	2019
	70,422	2020
Walden Midcap Fund	7,143	2017
	7,376	2018
	17,571	2019
	6,126	2020
Walden SMID Cap Fund	23,699	2017
	25,541	2018
	37,277	2019
	18,598	2020
Walden Small Cap Fund	49,312	2017
	2,313	2018
	42,280	2019
	19,379	2020
Walden International Equity Fund	85,178	2019
	45,316	2020

As of September 30, 2016, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	12,150
SMID Cap Fund	122,158
Small Cap Fund	954,285

Total Potential Recoupment
Walden Asset Management Fund	$111,658
Walden Equity Fund	460,550
Walden Midcap Fund	38,216
Walden SMID Cap Fund	105,115
Walden Small Cap Fund	113,284
Walden International Equity Fund	130,494

During the six months ended September 30, 2016, the transfer agent voluntarily reduced a portion of the transfer agent fees otherwise payable by the Funds, as indicated on each Fund’s Statement of Operations. These voluntary reductions are not subject to recoupment in future years.

During the fiscal year ended March 31, 2016, certain securities of an affiliated separately managed account were exchanged, at fair value, as in-kind transfers of the Walden International Equity Fund. The total fair value of the in-kind transfers was $ 251,381 for 25,138 shares of the Walden International Equity Fund in exchange for securities of an affiliated separately managed account.

4.               Purchases and Sales of Securities:

Cost of purchases and proceeds from sales and maturities of securities, excluding short-term securities and U.S. Government securities, for the Funds for the six months ended September 30, 2016, totaled:

Fund	Purchases	Sales and Maturities
Asset Management Fund	$26,073,056	$12,650,902
Equity Fund	5,296,111	4,508,518
Midcap Fund	4,392,568	4,096,048
SMID Cap Fund	896,721	887,572
Small Cap Fund	45,250,329	34,680,788
Walden Asset Management Fund	7,843,893	6,526,454
Walden Equity Fund	20,560,725	12,843,119
Walden Midcap Fund	3,780,335	3,270,197
Walden SMID Cap Fund	5,647,693	5,375,752
Walden Small Cap Fund	11,582,092	7,422,320
Walden International Equity Fund	2,402,766	632,249

Cost of purchases and proceeds from sales and maturities of U.S. Government Securities, excluding short-term securities, for the Funds for the six months ended September 30, 2016, totaled:

Fund	Purchases	Sales and Maturities
Asset Management Fund	$6,077,100	$5,819,517
Walden Asset Management Fund	4,225,398	1,639,487

Continued

Notes to Financial Statements	September 30, 2016
(Unaudited)

5.               Federal Income Tax Information:

At September 30, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Gross Tax Unrealized	Gross Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Asset Management Fund	$258,048,190	$138,035,460	$(2,014,310)	$136,021,150
Equity Fund	70,361,601	47,272,484	(812,530)	46,459,954
Midcap Fund	33,597,022	17,616,937	(1,007,218)	16,609,719
SMID Cap Fund	5,079,280	1,138,638	(211,377)	927,261
Small Cap Fund	307,896,591	83,968,541	(18,979,401)	64,989,140
Walden Asset Management Fund	69,821,981	26,213,641	(1,518,598)	24,695,043
Walden Equity Fund	118,050,193	64,182,589	(3,286,707)	60,895,882
Walden Midcap Fund	28,207,697	10,120,163	(936,050)	9,184,113
Walden SMID Cap Fund	29,453,324	5,794,959	(1,126,027)	4,668,932
Walden Small Cap Fund	65,192,014	17,184,719	(3,781,768)	13,402,951
Walden International Equity Fund	14,965,748	671,161	(978,222)	(307,061)

The tax character of distributions paid during the fiscal year ended March 31, 2016 was as follows:

	Distributions paid from
		Net Long Term	Total Taxable	Tax Return of	Total Distributions
Fund	Ordinary Income	Capital Gains	Distributions	Capital	Paid (1)
Asset Management Fund	$4,817,610	$14,994,468	$19,812,078	$—	$19,812,078
Equity Fund	1,334,295	6,343,300	7,677,595	—	7,677,595
Midcap Fund	402,244	2,425,712	2,827,956	—	2,827,956
SMID Cap Fund	42,783	324,242	367,025	—	367,025
Small Cap Fund	2,611,157	57,191,988	59,803,145	—	59,803,145
Walden Asset Management Fund	1,069,344	4,703,453	5,772,797	—	5,772,797
Walden Equity Fund	1,870,888	7,516,146	9,387,034	—	9,387,034
Walden Midcap Fund	341,785	1,428,000	1,769,785	—	1,769,785
Walden SMID Cap Fund	246,894	1,594,235	1,841,129	—	1,841,129
Walden Small Cap Fund	428,898	11,396,486	11,825,384	—	11,825,384
Walden International Equity Fund	44,225	—	44,225	—	44,225

(1)         Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

As of March 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long-Term	Accumulated	Capital and	Appreciation	Accumulated
Fund	Income	Capital Gains	Earnings	Other Losses	(Depreciation)(2)	Earnings (Deficit)
Asset Management Fund	$955,244	$13,728,914	$14,684,158	$(17,697)	$123,426,291	$138,092,752
Equity Fund	236,174	5,272,476	5,508,650	(296,008)	42,688,303	47,900,945
Midcap Fund	267,920	1,025,849	1,293,769	—	16,300,781	17,594,550
SMID Cap Fund	34,852	130,397	165,249	—	744,603	909,852
Small Cap Fund	347,860	7,176,686	7,524,546	(790,217)	47,952,556	54,686,885
Walden Asset Management Fund	245,924	1,422,477	1,668,401	—	22,213,054	23,881,455
Walden Equity Fund	351,418	3,191,995	3,543,413	—	54,804,965	58,348,378
Walden Midcap Fund	199,279	334,220	533,499	—	8,732,176	9,265,675
Walden SMID Cap Fund	252,399	555,168	807,567	—	3,422,174	4,229,741
Walden Small Cap Fund	84,776	1,667,379	1,752,155	(79,859)	9,530,711	11,203,007
Walden International Equity Fund	62,843	—	62,843	(44,606)	(673,920)	(655,683)

(2) The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Under current tax law, net investment losses and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses as follows:

	Late Year	Post October
Fund	Ordinary Loss	Capital Losses
Asset ManagementFund	$—	$17,698
Equity Fund	—	296,007
Small Cap Fund	—	790,216
Walden Small Cap Fund	—	79,858
Walden International Equity Fund	—	44,606

Continued

Notes to Financial Statements	September 30, 2016
(Unaudited)

6.               Control Ownership and Principal Holders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2 (a)(9) of the 1940 Act. As of September 30, 2016, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.

Fund	Control Ownership	% of Ownership
Asset Management Fund	US Bank N.A.	90.9
Equity Fund	US Bank N.A.	95.8
Midcap Fund	US Bank N.A.	92.1
SMID Cap Fund	US Bank N.A.	67.6
Small Cap Fund	Mercer Trust	25.1
Walden Asset Management Fund	US Bank N.A.	65.9
Walden Equity Fund	US Bank N.A.	26.8
Walden Midcap Fund	US Bank N.A.	95.3
Walden SMID Cap Fund	US Bank N.A.	50.6
Walden Small Cap Fund	US Bank N.A.	42.4
Walden International Equity Fund	US Bank N.A.	93.4

7.               Fiscal Year-End Change:

The Board, upon a recommendation from the Adviser, approved a change to the Trust’s fiscal year end from March 31 to December 31. The Trust’s next fiscal period will end on December 31, 2016.

8.               Subsequent Events:

Management has evaluated events and transactions through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Continued

Table of Shareholder Expenses:

As a shareholder of the Trust, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Boston Trust & Walden Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 through September 30, 2016.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
	4/1/16	9/30/16	4/1/16 - 9/30/16	4/1/16 - 9/30/16
Asset Management Fund	$1,000.00	$1,046.20	$4.82	0.94%
Equity Fund	1,000.00	1,052.30	4.94	0.96%
Midcap Fund	1,000.00	1,042.50	5.12	1.00%
SMID Cap Fund	1,000.00	1,064.10	3.88	0.75%
Small Cap Fund	1,000.00	1,065.10	5.18	1.00%
Walden Asset Management Fund	1,000.00	1,039.20	5.11	1.00%
Walden Equity Fund	1,000.00	1,048.10	5.13	1.00%
Walden Midcap Fund	1,000.00	1,042.60	5.12	1.00%
Walden SMID Cap Fund	1,000.00	1,064.20	5.17	1.00%
Walden Small Cap Fund	1,000.00	1,067.50	5.18	1.00%
Walden International Equity Fund	1,000.00	1,037.00	5.87	1.15%

(1)         Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
	4/1/16	9/30/16	4/1/16 - 9/30/16	4/1/16 - 9/30/16
Asset Management Fund	$1,000.00	$1,020.36	$4.76	0.94%
Equity Fund	1,000.00	1,020.26	4.86	0.96%
Midcap Fund	1,000.00	1,020.05	5.06	1.00%
SMID Cap Fund	1,000.00	1,021.31	3.80	0.75%
Small Cap Fund	1,000.00	1,020.05	5.06	1.00%
Walden Asset Management Fund	1,000.00	1,020.05	5.06	1.00%
Walden Equity Fund	1,000.00	1,020.05	5.06	1.00%
Walden Midcap Fund	1,000.00	1,020.05	5.06	1.00%
Walden SMID Cap Fund	1,000.00	1,020.05	5.06	1.00%
Walden Small Cap Fund	1,000.00	1,020.05	5.06	1.00%
Walden International Equity Fund	1,000.00	1,019.30	5.82	1.15%

(1)         Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Continued

Tabular Summary of Schedules of Portfolio Investments:

The Boston Trust Funds invested, as a percentage of total net assets, in the following industries as of September 30, 2016.

Asset Management Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Information Technology	15.5%
Financials	15.5%
U.S. Government & U.S. Government Agency Obligations	15.0%
Health Care	14.3%
Industrials	10.2%
Consumer Discretionary	8.9%
Consumer Staples	8.3%
Investment Companies	3.8%
Energy	3.3%
Materials	2.0%
Municipal Bonds	1.5%
Utilities	1.4%
Telecommunication Services	0.3%
Total	100.0%

Equity Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Information Technology	18.9%
Health Care	18.2%
Financials	16.9%
Consumer Staples	12.3%
Industrials	12.0%
Consumer Discretionary	10.4%
Energy	4.3%
Materials	3.3%
Utilities	2.1%
Investment Companies	1.6%
Telecommunication Services	0.3%
Other net assets	-0.3%
Total	100.0%

Midcap Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Financials	14.9%
Industrials	14.8%
Information Technology	14.8%
Consumer Discretionary	14.8%
Health Care	13.9%
Materials	6.5%
Utilities	6.2%
Consumer Staples	6.1%
Real Estate	3.7%
Energy	3.0%
Investment Companies	1.2%
Other net assets	0.1%
Total	100.0%

SMID Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Financials	16.5%
Industrials	16.4%
Information Technology	15.7%
Consumer Discretionary	14.6%
Health Care	12.2%
Real Estate	7.9%
Materials	5.3%
Energy	3.2%
Utilities	3.1%
Consumer Staples	2.9%
Investment Companies	2.1%
Other net assets	0.1%
Total	100.0%

Small Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Information Technology	19.2%
Financials	15.6%
Industrials	15.2%
Health Care	14.4%
Consumer Discretionary	13.9%
Real Estate	6.8%
Materials	4.3%
Utilities	3.4%
Consumer Staples	3.1%
Energy	2.7%
Investment Companies	1.3%
Other net assets	0.1%
Total	100.0%

Continued

The Walden Funds invested, as a percentage of total net assets, in the following industries or countries as of September 30, 2016.

Walden Asset Management Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
U.S. Government & U.S. Government Agency Obligations	20.4%
Information Technology	14.5%
Financials	12.7%
Health Care	11.6%
Consumer Discretionary	10.1%
Industrials	10.0%
Consumer Staples	9.4%
Energy	2.7%
Materials	2.4%
Investment Companies	2.2%
Utilities	1.5%
Telecommunication Services	0.8%
Municipal Bonds	0.5%
Certificate of Deposit	0.1%
Other net assets	1.1%
Total	100.0%

Walden Equity Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Information Technology	18.4%
Financials	15.7%
Health Care	15.5%
Industrials	13.2%
Consumer Discretionary	13.1%
Consumer Staples	12.3%
Energy	3.7%
Materials	3.3%
Utilities	1.9%
Investment Companies	1.1%
Telecommunication Services	1.0%
Other net assets	0.8%
Total	100.0%

Walden Midcap Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Industrials	15.5%
Financials	15.3%
Health Care	14.6%
Consumer Discretionary	14.6%
Information Technology	14.2%
Consumer Staples	6.6%
Materials	6.3%
Utilities	5.2%
Real Estate	3.9%
Energy	3.0%
Investment Companies	0.8%
Total	100.0%

Walden SMID Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Financials	17.2%
Information Technology	16.9%
Industrials	16.3%
Consumer Discretionary	13.9%
Health Care	12.9%
Real Estate	8.5%
Materials	5.3%
Utilities	3.2%
Energy	3.1%
Consumer Staples	1.8%
Investment Companies	0.8%
Other net assets	0.1%
Total	100.0%

Walden Small Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Information Technology	19.7%
Financials	15.9%
Industrials	15.5%
Health Care	14.4%
Consumer Discretionary	13.6%
Real Estate	6.9%
Materials	4.4%
Utilities	3.5%
Energy	2.8%
Consumer Staples	2.7%
Investment Companies	0.6%
Total	100.0%

Walden International Equity Fund

Security Allocation for the Schedule of Portfolio	Percentage of
Investments	Total Net Assets
Japan	20.4%
United Kingdom	16.2%
France	8.9%
Canada	8.7%
Switzerland	8.7%
Germany	8.6%
Australia	6.4%
Spain	3.1%
Netherlands	3.1%
Sweden	3.0%
Hong Kong	2.9%
Italy	1.6%
Denmark	1.5%
Singapore	1.4%
Luxembourg	0.8%
Finland	0.8%
Israel	0.7%
Ireland	0.7%
Belgium	0.7%
Norway	0.7%
United States	0.2%
Other net assets	0.9%
Total	100.0%

Continued

Joint Special Meeting of Shareholders

A Joint Special Meeting of Shareholders of the Trusts was held on July 18, 2016 and July 27, 2016 (the “Joint Special Meeting”). The purpose of the Special Meeting was for shareholders to consider the following five proposals:

1.   To approve an amendment to each Fund’s fundamental policy regarding loans;

2.   To approve an amendment to each Fund’s fundamental policy regarding borrowing;

3.   To elect Elizabeth McGeveran to the Board of Trustees of the Trust;

4.   To disapprove an amendment to the Fund’s fundamental policy regarding loans;

5.   To disapprove an amendment to the Fund’s fundamental policy regarding borrowing;

Proposal 1

The results of the vote of the shareholders of each Fund on the proposal to approve an amendment to each Fund’s fundamental policy regarding loans (except for broker nonvotes) were as follows:

Fund	For Approval	Against Approval	Abstain	Broker Nonvote
Boston Trust Asset Management Fund	8,316,228.623	48.936	1,253.894	365,883.8
Boston Trust Equity Fund	5,439,467.000	0.000	0.000	1,513.0
Boston Trust Midcap Fund	2,997,707.338	742	0.000	32,927
Boston Trust SMID Cap Fund	395,940.572	0.000	0.000	0
Boston Trust Small Cap Fund	adjourned	adjourned	adjourned	N/A
Walden Asset Management Fund	4,504,031.236	3,716.122	2,533.048	1,205,832
Walden Equity Fund	5,071,199.711	41,491.042	18,001.825	2,719,889
Walden Midcap Fund	2,361,616.697	405.680	0.000	22,284.6
Walden Small Cap Fund	2,669,878.986	1,995.527	0.000	591,099.9
Walden SMID Cap Fund	1,236,545	315.489	0.000	201,880
Walden International Equity Fund	1,362,382.500	0.000	0.000	0

An affirmative vote of at least 67% of the votes as cast by proxy or in person at the Meeting for each Fund approved the amendment to the Fund’s fundamental policy regarding loans. As a result, the amendment to each Fund’s fundamental policy regarding loans was approved.

Proposal 2

The results of the vote of the shareholders of each Fund on the proposal to approve an amendment to each Fund’s fundamental policy regarding borrowing (except for broker non votes) were as follows:

Fund	For Approval	Against Approval	Abstain	Broker Nonvote
Boston Trust Asset Management Fund	8,316,228.623	48.936	1,253.894	365,883.8
Boston Trust Equity Fund	5,439,467.000	0.000	0.000	1,513.0
Boston Trust Midcap Fund	2,997,707.338	742	0.000	32,927
Boston Trust SMID Cap Fund	395,940.572	0.000	0.000	0
Boston Trust Small Cap Fund	adjourned	adjourned	adjourned	N/A
Walden Asset Manag ement Fund	4,503,639.236	3,716.122	2,925.048	1,205,832
Walden Equity Fund	5,087,560.916	25,129.837	18,001.825	2,719,899
Walden Midcap Fund	2,361,616.697	405.680	0.000	22,284.6
Walden SMID Cap Fund	1,236,545.209	315.489	0.000	201,880.6
Walden Small Cap Fund	2,669,878.986	1,995.527	0.000	591,099.9
Walden International Equity Fund	1,362,382.500	0.000	0.000	0

An affirmative vote of at least 67% of the votes as cast by proxy or in person at the Meeting for each Fund approved the amendment to the Fund’s fundamental policy regarding borrowing. As a result, the amendment to each Fund’s fundamental policy regarding borrowing was approved.

Proposal 3

The results of the vote of the shareholders of the Funds on the election of Elizabeth McGeveran to the Board of Trustees of the Funds were as follows:

	For Approval	Withheld	% of Total
Elizabeth McGeveran	51,523,300.431	2,424,110.406	76.214%

An affirmative vote of a plurality of the votes as cast for the Funds approved the election of Elizabeth McGeveran as a Trustee of the Funds. As a result, the shareholders of the Funds approved the election of Elizabeth McGeveran.

Proposal 4

The results of the vote of the shareholders of the Fund on the proposal to approve an amendment to the Fund’s fundamental policy regarding loans (except for broker nonvotes) were as follows:

Fund	For Approval	Against Approval	Abstain	Broker Nonvote
Boston Trust Small Cap Fund	7,730,574.701	2,109,748.228	62,293.528	N/A

An affirmative vote of less than 67% of the votes as cast by proxy or in person at the Meeting for the Fund does not approve the amendment to the Fund’s fundamental policy regarding loans. As a result, the amendment to the Fund’s fundamental policy regarding loans was not approved.

Proposal 5

The results of the vote of the shareholders of the Fund on the proposal to approve an amendment to the Fund’s fundamental policy regarding borrowing (except for broker non votes) were as follows:

Fund	For Approval	Against Approval	Abstain	Broker Nonvote
Boston Trust Small Cap Fund	7,729,506.706	2,109,878.349	63,231.402	N/A

An affirmative vote of less than 67% of the votes as cast by proxy or in person at the Meeting for the Fund does not approve the amendment to the Fund’s fundamental policy regarding borrowing. As a result, the amendment to the Fund’s fundamental policy regarding borrowing was not approved.

Continued

Other Information:

A description of the policies and guidelines that the Funds use to determine how to vote proxies related to portfolio securities is available: (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Proxy voting policies and guidelines as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, (ii) on the Boston Trust & Investment Management, Inc. website at http://www.btim.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Investment Adviser

Boston Trust Investment Management, Inc.

One Beacon Street

Boston, MA 02108

Custodian and Transfer Agent

Boston Trust & Investment Management Company

One Beacon Street

Boston, MA 02108

Administrator

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

Distributor

BHIL Distributors, LLC

4041 N. High Street, Suite 402

Columbus, OH 43214

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.

11/16

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable — Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini, President

Date	11/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini, President

Date	11/29/16

By (Signature and Title)*	/s/ Jennifer Ellis, Treasurer

Date	11/29/16